Vanguard® ESG U.S. Corporate Bond ETF
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (98.6%)
Communications (12.6%)
	Alphabet Inc.	0.450%	8/15/25	175	163
	Alphabet Inc.	1.998%	8/15/26	265	247
	Alphabet Inc.	0.800%	8/15/27	185	162
	Alphabet Inc.	1.100%	8/15/30	200	161
	Alphabet Inc.	1.900%	8/15/40	65	43
	Alphabet Inc.	2.050%	8/15/50	286	167
	Alphabet Inc.	2.250%	8/15/60	210	122
	America Movil SAB de CV	3.625%	4/22/29	210	193
	America Movil SAB de CV	2.875%	5/7/30	195	169
	America Movil SAB de CV	4.700%	7/21/32	140	132
	America Movil SAB de CV	6.375%	3/1/35	75	80
	America Movil SAB de CV	6.125%	3/30/40	205	211
	America Movil SAB de CV	4.375%	7/16/42	150	124
	America Movil SAB de CV	4.375%	4/22/49	175	143
	AT&T Inc.	5.539%	2/20/26	180	180
	AT&T Inc.	1.700%	3/25/26	380	351
	AT&T Inc.	3.800%	2/15/27	150	144
	AT&T Inc.	4.250%	3/1/27	175	171
	AT&T Inc.	2.300%	6/1/27	355	323
	AT&T Inc.	1.650%	2/1/28	336	293
[1]	AT&T Inc.	4.100%	2/15/28	310	297
	AT&T Inc.	4.350%	3/1/29	355	341
[1]	AT&T Inc.	4.300%	2/15/30	375	355
	AT&T Inc.	2.750%	6/1/31	360	303
	AT&T Inc.	2.250%	2/1/32	340	270
	AT&T Inc.	2.550%	12/1/33	460	358
	AT&T Inc.	5.400%	2/15/34	360	356
	AT&T Inc.	4.500%	5/15/35	325	294
	AT&T Inc.	5.250%	3/1/37	85	81
	AT&T Inc.	4.850%	3/1/39	119	107
	AT&T Inc.	3.500%	6/1/41	320	238
	AT&T Inc.	4.300%	12/15/42	165	135
	AT&T Inc.	4.350%	6/15/45	155	124
	AT&T Inc.	4.750%	5/15/46	260	220
	AT&T Inc.	5.650%	2/15/47	130	128
	AT&T Inc.	4.500%	3/9/48	220	179
	AT&T Inc.	4.550%	3/9/49	120	97
	AT&T Inc.	3.650%	6/1/51	400	279
	AT&T Inc.	3.300%	2/1/52	150	99
	AT&T Inc.	3.500%	9/15/53	895	596
	AT&T Inc.	3.550%	9/15/55	900	594

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	3.800%	12/1/57	802	548
AT&T Inc.	3.650%	9/15/59	760	501
AT&T Inc.	3.850%	6/1/60	225	154
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	150	147
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	145	121
Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	120	86
Booking Holdings Inc.	3.600%	6/1/26	200	193
Booking Holdings Inc.	4.625%	4/13/30	210	205
British Telecommunications plc	9.625%	12/15/30	320	387
Charter Communications Operating LLC	4.908%	7/23/25	530	521
Charter Communications Operating LLC	6.150%	11/10/26	125	127
Charter Communications Operating LLC	3.750%	2/15/28	90	84
Charter Communications Operating LLC	4.200%	3/15/28	185	174
Charter Communications Operating LLC	2.250%	1/15/29	235	198
Charter Communications Operating LLC	5.050%	3/30/29	195	188
Charter Communications Operating LLC	2.800%	4/1/31	190	154
Charter Communications Operating LLC	2.300%	2/1/32	250	191
Charter Communications Operating LLC	4.400%	4/1/33	165	146
Charter Communications Operating LLC	6.650%	2/1/34	115	118
Charter Communications Operating LLC	6.384%	10/23/35	235	230
Charter Communications Operating LLC	5.375%	4/1/38	105	91
Charter Communications Operating LLC	3.500%	6/1/41	235	157
Charter Communications Operating LLC	3.500%	3/1/42	270	178
Charter Communications Operating LLC	6.484%	10/23/45	360	334
Charter Communications Operating LLC	5.375%	5/1/47	280	226
Charter Communications Operating LLC	5.750%	4/1/48	348	294
Charter Communications Operating LLC	5.125%	7/1/49	160	124
Charter Communications Operating LLC	4.800%	3/1/50	310	229
Charter Communications Operating LLC	3.700%	4/1/51	220	136
Charter Communications Operating LLC	3.900%	6/1/52	295	188
Charter Communications Operating LLC	5.250%	4/1/53	190	152
Charter Communications Operating LLC	3.850%	4/1/61	270	161
Charter Communications Operating LLC	4.400%	12/1/61	180	118
Charter Communications Operating LLC	3.950%	6/30/62	145	87
Charter Communications Operating LLC	5.500%	4/1/63	125	99
Comcast Corp.	3.375%	8/15/25	170	165
Comcast Corp.	3.950%	10/15/25	360	353
Comcast Corp.	5.250%	11/7/25	130	130
Comcast Corp.	3.150%	3/1/26	240	231
Comcast Corp.	2.350%	1/15/27	220	204
Comcast Corp.	3.300%	2/1/27	215	205
Comcast Corp.	3.150%	2/15/28	145	135
Comcast Corp.	3.550%	5/1/28	195	185
Comcast Corp.	4.150%	10/15/28	510	493
Comcast Corp.	4.550%	1/15/29	110	108
Comcast Corp.	2.650%	2/1/30	250	219
Comcast Corp.	3.400%	4/1/30	190	173
Comcast Corp.	4.250%	10/15/30	175	167
Comcast Corp.	1.950%	1/15/31	200	163
Comcast Corp.	1.500%	2/15/31	185	146
Comcast Corp.	5.500%	11/15/32	70	72
Comcast Corp.	4.250%	1/15/33	250	233
Comcast Corp.	4.650%	2/15/33	120	116
Comcast Corp.	7.050%	3/15/33	135	152
Comcast Corp.	4.800%	5/15/33	110	107
Comcast Corp.	4.200%	8/15/34	50	46
Comcast Corp.	5.650%	6/15/35	110	113
Comcast Corp.	4.400%	8/15/35	135	124

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Comcast Corp.	3.200%	7/15/36	135	108
Comcast Corp.	3.900%	3/1/38	215	183
Comcast Corp.	4.600%	10/15/38	70	64
Comcast Corp.	3.250%	11/1/39	145	110
Comcast Corp.	3.750%	4/1/40	225	183
Comcast Corp.	4.600%	8/15/45	40	35
Comcast Corp.	3.400%	7/15/46	185	134
Comcast Corp.	4.000%	8/15/47	95	75
Comcast Corp.	3.969%	11/1/47	240	188
Comcast Corp.	4.000%	3/1/48	160	126
Comcast Corp.	4.700%	10/15/48	248	221
Comcast Corp.	3.999%	11/1/49	300	235
Comcast Corp.	3.450%	2/1/50	210	150
Comcast Corp.	2.800%	1/15/51	227	142
Comcast Corp.	2.887%	11/1/51	554	349
Comcast Corp.	2.450%	8/15/52	275	159
Comcast Corp.	4.049%	11/1/52	165	129
Comcast Corp.	5.350%	5/15/53	215	208
Comcast Corp.	2.937%	11/1/56	687	419
Comcast Corp.	4.950%	10/15/58	180	164
Comcast Corp.	2.650%	8/15/62	185	103
Comcast Corp.	2.987%	11/1/63	493	293
Comcast Corp.	5.500%	5/15/64	185	180
Deutsche Telekom International Finance BV	8.750%	6/15/30	410	484
Discovery Communications LLC	3.950%	3/20/28	250	234
Discovery Communications LLC	4.125%	5/15/29	140	129
Discovery Communications LLC	3.625%	5/15/30	135	119
Discovery Communications LLC	5.200%	9/20/47	140	113
Discovery Communications LLC	5.300%	5/15/49	155	127
Discovery Communications LLC	4.650%	5/15/50	120	90
Discovery Communications LLC	4.000%	9/15/55	195	129
Electronic Arts Inc.	1.850%	2/15/31	90	72
Electronic Arts Inc.	2.950%	2/15/51	95	61
Expedia Group Inc.	3.800%	2/15/28	160	150
Expedia Group Inc.	3.250%	2/15/30	185	163
Fox Corp.	4.709%	1/25/29	265	258
Fox Corp.	6.500%	10/13/33	160	167
Fox Corp.	5.476%	1/25/39	215	196
Fox Corp.	5.576%	1/25/49	123	109
Grupo Televisa SAB	5.000%	5/13/45	30	24
Grupo Televisa SAB	6.125%	1/31/46	150	140
Meta Platforms Inc.	3.500%	8/15/27	285	273
Meta Platforms Inc.	4.600%	5/15/28	180	179
Meta Platforms Inc.	4.800%	5/15/30	140	140
Meta Platforms Inc.	3.850%	8/15/32	495	454
Meta Platforms Inc.	4.950%	5/15/33	225	224
Meta Platforms Inc.	4.450%	8/15/52	295	251
Meta Platforms Inc.	5.600%	5/15/53	330	336
Meta Platforms Inc.	4.650%	8/15/62	230	198
Meta Platforms Inc.	5.750%	5/15/63	235	239
Netflix Inc.	5.875%	2/15/25	70	70
Netflix Inc.	4.375%	11/15/26	150	148
Netflix Inc.	4.875%	4/15/28	180	178
Netflix Inc.	5.875%	11/15/28	275	284
Netflix Inc.	6.375%	5/15/29	35	37
Omnicom Group Inc.	3.600%	4/15/26	90	87
Omnicom Group Inc.	2.600%	8/1/31	115	95
Orange SA	9.000%	3/1/31	344	416

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Orange SA	5.375%	1/13/42	115	109
Orange SA	5.500%	2/6/44	95	91
Paramount Global	7.875%	7/30/30	190	201
Paramount Global	4.950%	1/15/31	240	217
Paramount Global	4.200%	5/19/32	155	131
Paramount Global	6.875%	4/30/36	110	105
Paramount Global	4.375%	3/15/43	85	58
Paramount Global	5.850%	9/1/43	85	69
Paramount Global	4.950%	5/19/50	135	99
Rogers Communications Inc.	2.950%	3/15/25	50	48
Rogers Communications Inc.	3.200%	3/15/27	135	126
Rogers Communications Inc.	3.800%	3/15/32	335	292
Rogers Communications Inc.	5.000%	3/15/44	95	82
Rogers Communications Inc.	4.300%	2/15/48	135	102
Rogers Communications Inc.	4.350%	5/1/49	120	92
Rogers Communications Inc.	3.700%	11/15/49	105	73
Rogers Communications Inc.	4.550%	3/15/52	290	230
Sprint Capital Corp.	6.875%	11/15/28	315	334
Sprint Capital Corp.	8.750%	3/15/32	235	281
Sprint LLC	7.625%	2/15/25	195	198
Sprint LLC	7.625%	3/1/26	170	176
Telefonica Emisiones SA	4.103%	3/8/27	275	264
Telefonica Emisiones SA	7.045%	6/20/36	225	244
Telefonica Emisiones SA	4.665%	3/6/38	120	104
Telefonica Emisiones SA	5.213%	3/8/47	315	270
Telefonica Emisiones SA	4.895%	3/6/48	115	94
Telefonica Emisiones SA	5.520%	3/1/49	195	173
Telefonica Europe BV	8.250%	9/15/30	180	207
TELUS Corp.	3.400%	5/13/32	135	115
TELUS Corp.	4.600%	11/16/48	35	29
Time Warner Cable Enterprises LLC	8.375%	7/15/33	185	207
Time Warner Cable LLC	6.550%	5/1/37	240	226
Time Warner Cable LLC	7.300%	7/1/38	150	150
Time Warner Cable LLC	6.750%	6/15/39	135	128
Time Warner Cable LLC	5.875%	11/15/40	145	125
Time Warner Cable LLC	5.500%	9/1/41	175	145
Time Warner Cable LLC	4.500%	9/15/42	155	115
T-Mobile USA Inc.	3.500%	4/15/25	540	525
T-Mobile USA Inc.	1.500%	2/15/26	210	193
T-Mobile USA Inc.	2.250%	2/15/26	220	206
T-Mobile USA Inc.	2.625%	4/15/26	115	108
T-Mobile USA Inc.	3.750%	4/15/27	515	491
T-Mobile USA Inc.	4.750%	2/1/28	150	147
T-Mobile USA Inc.	2.050%	2/15/28	220	194
T-Mobile USA Inc.	4.950%	3/15/28	80	79
T-Mobile USA Inc.	4.800%	7/15/28	135	133
T-Mobile USA Inc.	2.625%	2/15/29	60	53
T-Mobile USA Inc.	3.375%	4/15/29	310	281
T-Mobile USA Inc.	3.875%	4/15/30	840	771
T-Mobile USA Inc.	2.550%	2/15/31	325	269
T-Mobile USA Inc.	2.875%	2/15/31	180	153
T-Mobile USA Inc.	3.500%	4/15/31	385	339
T-Mobile USA Inc.	2.250%	11/15/31	200	159
T-Mobile USA Inc.	2.700%	3/15/32	90	74
T-Mobile USA Inc.	5.200%	1/15/33	140	138
T-Mobile USA Inc.	5.050%	7/15/33	275	267
T-Mobile USA Inc.	5.750%	1/15/34	120	122
T-Mobile USA Inc.	4.375%	4/15/40	245	209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	3.000%	2/15/41	325	229
	T-Mobile USA Inc.	4.500%	4/15/50	365	302
	T-Mobile USA Inc.	3.300%	2/15/51	490	328
	T-Mobile USA Inc.	3.400%	10/15/52	280	188
	T-Mobile USA Inc.	5.650%	1/15/53	250	244
	T-Mobile USA Inc.	5.750%	1/15/54	70	69
	T-Mobile USA Inc.	6.000%	6/15/54	145	148
	T-Mobile USA Inc.	3.600%	11/15/60	250	167
	T-Mobile USA Inc.	5.800%	9/15/62	160	157
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	95	92
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	109	104
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	120	111
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	80	76
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	120	100
	VeriSign Inc.	2.700%	6/15/31	100	82
	Verizon Communications Inc.	3.376%	2/15/25	235	230
	Verizon Communications Inc.	0.850%	11/20/25	220	202
	Verizon Communications Inc.	1.450%	3/20/26	165	152
	Verizon Communications Inc.	2.625%	8/15/26	270	254
	Verizon Communications Inc.	4.125%	3/16/27	540	524
	Verizon Communications Inc.	3.000%	3/22/27	60	56
	Verizon Communications Inc.	2.100%	3/22/28	345	306
	Verizon Communications Inc.	4.329%	9/21/28	500	483
	Verizon Communications Inc.	3.875%	2/8/29	110	104
	Verizon Communications Inc.	4.016%	12/3/29	545	511
	Verizon Communications Inc.	3.150%	3/22/30	235	209
	Verizon Communications Inc.	1.500%	9/18/30	130	104
	Verizon Communications Inc.	1.680%	10/30/30	250	198
	Verizon Communications Inc.	1.750%	1/20/31	275	217
	Verizon Communications Inc.	2.550%	3/21/31	377	313
	Verizon Communications Inc.	2.355%	3/15/32	447	356
	Verizon Communications Inc.	5.050%	5/9/33	275	271
	Verizon Communications Inc.	4.500%	8/10/33	270	252
	Verizon Communications Inc.	4.400%	11/1/34	212	195
	Verizon Communications Inc.	4.272%	1/15/36	50	45
	Verizon Communications Inc.	5.250%	3/16/37	200	198
	Verizon Communications Inc.	4.812%	3/15/39	120	110
	Verizon Communications Inc.	2.650%	11/20/40	340	232
	Verizon Communications Inc.	3.400%	3/22/41	505	382
	Verizon Communications Inc.	2.850%	9/3/41	155	108
	Verizon Communications Inc.	6.550%	9/15/43	105	115
	Verizon Communications Inc.	4.125%	8/15/46	125	101
	Verizon Communications Inc.	4.862%	8/21/46	270	241
	Verizon Communications Inc.	4.522%	9/15/48	150	129
	Verizon Communications Inc.	4.000%	3/22/50	205	159
	Verizon Communications Inc.	2.875%	11/20/50	335	212
	Verizon Communications Inc.	3.550%	3/22/51	565	404
	Verizon Communications Inc.	3.875%	3/1/52	160	122
	Verizon Communications Inc.	5.012%	8/21/54	115	105
	Verizon Communications Inc.	2.987%	10/30/56	475	291
	Verizon Communications Inc.	3.000%	11/20/60	330	200
	Verizon Communications Inc.	3.700%	3/22/61	390	276
	Vodafone Group plc	4.125%	5/30/25	270	265
	Vodafone Group plc	6.150%	2/27/37	190	196
	Vodafone Group plc	4.375%	2/19/43	150	123
	Vodafone Group plc	5.250%	5/30/48	110	101
	Vodafone Group plc	4.875%	6/19/49	305	259
	Vodafone Group plc	4.250%	9/17/50	220	170

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walt Disney Co.	3.350%	3/24/25	205	200
Walt Disney Co.	1.750%	1/13/26	200	188
Walt Disney Co.	2.200%	1/13/28	210	191
Walt Disney Co.	2.000%	9/1/29	255	220
Walt Disney Co.	3.800%	3/22/30	115	108
Walt Disney Co.	2.650%	1/13/31	290	249
Walt Disney Co.	6.200%	12/15/34	155	169
Walt Disney Co.	6.400%	12/15/35	135	149
Walt Disney Co.	6.650%	11/15/37	170	191
Walt Disney Co.	4.625%	3/23/40	145	135
Walt Disney Co.	3.500%	5/13/40	260	209
Walt Disney Co.	2.750%	9/1/49	255	164
Walt Disney Co.	4.700%	3/23/50	205	188
Walt Disney Co.	3.600%	1/13/51	410	310
Walt Disney Co.	3.800%	5/13/60	120	90
Warnermedia Holdings Inc.	3.638%	3/15/25	325	316
Warnermedia Holdings Inc.	3.755%	3/15/27	500	472
Warnermedia Holdings Inc.	4.054%	3/15/29	140	129
Warnermedia Holdings Inc.	4.279%	3/15/32	650	574
Warnermedia Holdings Inc.	5.050%	3/15/42	575	475
Warnermedia Holdings Inc.	5.141%	3/15/52	870	695
Warnermedia Holdings Inc.	5.391%	3/15/62	410	326
Weibo Corp.	3.375%	7/8/30	220	183
				58,879
Consumer Discretionary (7.5%)
Alibaba Group Holding Ltd.	3.400%	12/6/27	275	256
Alibaba Group Holding Ltd.	2.125%	2/9/31	195	156
Alibaba Group Holding Ltd.	4.000%	12/6/37	185	151
Alibaba Group Holding Ltd.	2.700%	2/9/41	210	134
Alibaba Group Holding Ltd.	4.200%	12/6/47	125	94
Alibaba Group Holding Ltd.	3.150%	2/9/51	225	136
Alibaba Group Holding Ltd.	4.400%	12/6/57	155	116
Alibaba Group Holding Ltd.	3.250%	2/9/61	70	40
Amazon.com Inc.	3.800%	12/5/24	185	182
Amazon.com Inc.	3.000%	4/13/25	260	253
Amazon.com Inc.	0.800%	6/3/25	90	85
Amazon.com Inc.	4.600%	12/1/25	255	254
Amazon.com Inc.	5.200%	12/3/25	140	141
Amazon.com Inc.	1.000%	5/12/26	370	338
Amazon.com Inc.	3.300%	4/13/27	175	168
Amazon.com Inc.	1.200%	6/3/27	225	200
Amazon.com Inc.	3.150%	8/22/27	555	526
Amazon.com Inc.	4.550%	12/1/27	185	185
Amazon.com Inc.	1.650%	5/12/28	210	186
Amazon.com Inc.	3.450%	4/13/29	210	199
Amazon.com Inc.	4.650%	12/1/29	215	216
Amazon.com Inc.	1.500%	6/3/30	390	320
Amazon.com Inc.	2.100%	5/12/31	285	238
Amazon.com Inc.	3.600%	4/13/32	250	230
Amazon.com Inc.	4.700%	12/1/32	255	254
Amazon.com Inc.	4.800%	12/5/34	200	202
Amazon.com Inc.	3.875%	8/22/37	310	276
Amazon.com Inc.	2.875%	5/12/41	205	152
Amazon.com Inc.	4.950%	12/5/44	225	221
Amazon.com Inc.	4.050%	8/22/47	430	365
Amazon.com Inc.	2.500%	6/3/50	270	169
Amazon.com Inc.	3.100%	5/12/51	380	266
Amazon.com Inc.	3.950%	4/13/52	390	319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	4.250%	8/22/57	370	317
	Amazon.com Inc.	2.700%	6/3/60	288	176
	Amazon.com Inc.	3.250%	5/12/61	225	155
	Amazon.com Inc.	4.100%	4/13/62	120	98
[1]	American Honda Finance Corp.	1.500%	1/13/25	150	144
[1]	American Honda Finance Corp.	1.200%	7/8/25	160	150
[1]	American Honda Finance Corp.	1.000%	9/10/25	55	51
[1]	American Honda Finance Corp.	5.250%	7/7/26	85	85
[1]	American Honda Finance Corp.	2.000%	3/24/28	160	141
[1]	American Honda Finance Corp.	5.125%	7/7/28	85	85
	American Honda Finance Corp.	5.650%	11/15/28	100	102
	Aptiv plc	3.250%	3/1/32	130	110
	Aptiv plc	3.100%	12/1/51	220	132
	Aptiv plc	4.150%	5/1/52	90	66
	AutoZone Inc.	4.000%	4/15/30	130	120
	AutoZone Inc.	4.750%	8/1/32	120	114
	BorgWarner Inc.	2.650%	7/1/27	105	95
	eBay Inc.	1.900%	3/11/25	130	124
	eBay Inc.	1.400%	5/10/26	135	123
	eBay Inc.	3.600%	6/5/27	125	119
	eBay Inc.	2.700%	3/11/30	115	99
	eBay Inc.	2.600%	5/10/31	85	71
	eBay Inc.	4.000%	7/15/42	72	56
	eBay Inc.	3.650%	5/10/51	115	81
	Ford Motor Co.	4.346%	12/8/26	50	47
	Ford Motor Co.	7.450%	7/16/31	98	103
	Ford Motor Co.	3.250%	2/12/32	310	247
	Ford Motor Co.	6.100%	8/19/32	220	214
	Ford Motor Co.	4.750%	1/15/43	250	193
	Ford Motor Co.	5.291%	12/8/46	195	158
	Ford Motor Credit Co. LLC	2.300%	2/10/25	200	190
	Ford Motor Credit Co. LLC	5.125%	6/16/25	215	210
	Ford Motor Credit Co. LLC	4.134%	8/4/25	200	192
	Ford Motor Credit Co. LLC	3.375%	11/13/25	260	245
[1]	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	192
	Ford Motor Credit Co. LLC	6.950%	3/6/26	200	202
	Ford Motor Credit Co. LLC	6.950%	6/10/26	200	202
	Ford Motor Credit Co. LLC	4.542%	8/1/26	100	95
	Ford Motor Credit Co. LLC	2.700%	8/10/26	200	181
	Ford Motor Credit Co. LLC	4.271%	1/9/27	100	94
	Ford Motor Credit Co. LLC	4.950%	5/28/27	200	191
	Ford Motor Credit Co. LLC	4.125%	8/17/27	150	139
	Ford Motor Credit Co. LLC	3.815%	11/2/27	100	91
	Ford Motor Credit Co. LLC	7.350%	11/4/27	200	206
	Ford Motor Credit Co. LLC	2.900%	2/16/28	100	87
	Ford Motor Credit Co. LLC	6.800%	5/12/28	200	204
	Ford Motor Credit Co. LLC	6.798%	11/7/28	200	204
	Ford Motor Credit Co. LLC	2.900%	2/10/29	100	85
	Ford Motor Credit Co. LLC	5.113%	5/3/29	200	188
	Ford Motor Credit Co. LLC	7.350%	3/6/30	150	156
	Ford Motor Credit Co. LLC	7.200%	6/10/30	150	155
	Ford Motor Credit Co. LLC	4.000%	11/13/30	205	176
	Ford Motor Credit Co. LLC	3.625%	6/17/31	200	166
	General Motors Co.	6.125%	10/1/25	245	246
	General Motors Co.	4.200%	10/1/27	190	182
	General Motors Co.	6.800%	10/1/27	215	223
	General Motors Co.	5.000%	10/1/28	130	128
	General Motors Co.	5.400%	10/15/29	135	133

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Motors Co.	5.600%	10/15/32	220	215
General Motors Co.	5.000%	4/1/35	95	86
General Motors Co.	6.600%	4/1/36	195	200
General Motors Co.	5.150%	4/1/38	100	89
General Motors Co.	6.250%	10/2/43	225	216
General Motors Co.	5.200%	4/1/45	140	118
General Motors Co.	6.750%	4/1/46	135	137
General Motors Co.	5.400%	4/1/48	85	72
General Motors Co.	5.950%	4/1/49	90	82
General Motors Financial Co. Inc.	4.000%	1/15/25	100	98
General Motors Financial Co. Inc.	2.900%	2/26/25	195	188
General Motors Financial Co. Inc.	3.800%	4/7/25	165	160
General Motors Financial Co. Inc.	4.350%	4/9/25	165	162
General Motors Financial Co. Inc.	2.750%	6/20/25	75	72
General Motors Financial Co. Inc.	4.300%	7/13/25	95	93
General Motors Financial Co. Inc.	6.050%	10/10/25	45	45
General Motors Financial Co. Inc.	1.250%	1/8/26	190	173
General Motors Financial Co. Inc.	5.250%	3/1/26	165	163
General Motors Financial Co. Inc.	5.400%	4/6/26	215	214
General Motors Financial Co. Inc.	1.500%	6/10/26	255	230
General Motors Financial Co. Inc.	4.000%	10/6/26	150	143
General Motors Financial Co. Inc.	4.350%	1/17/27	105	101
General Motors Financial Co. Inc.	2.350%	2/26/27	30	27
General Motors Financial Co. Inc.	5.000%	4/9/27	100	98
General Motors Financial Co. Inc.	2.700%	8/20/27	135	122
General Motors Financial Co. Inc.	6.000%	1/9/28	115	117
General Motors Financial Co. Inc.	2.400%	4/10/28	115	101
General Motors Financial Co. Inc.	5.800%	6/23/28	190	190
General Motors Financial Co. Inc.	2.400%	10/15/28	80	69
General Motors Financial Co. Inc.	4.300%	4/6/29	155	144
General Motors Financial Co. Inc.	5.850%	4/6/30	130	130
General Motors Financial Co. Inc.	3.600%	6/21/30	65	57
General Motors Financial Co. Inc.	2.350%	1/8/31	140	111
General Motors Financial Co. Inc.	2.700%	6/10/31	145	117
General Motors Financial Co. Inc.	3.100%	1/12/32	170	139
General Motors Financial Co. Inc.	6.400%	1/9/33	115	118
Hasbro Inc.	3.900%	11/19/29	195	175
Home Depot Inc.	3.350%	9/15/25	105	102
Home Depot Inc.	4.000%	9/15/25	115	113
Home Depot Inc.	3.000%	4/1/26	160	154
Home Depot Inc.	2.125%	9/15/26	40	37
Home Depot Inc.	2.500%	4/15/27	105	98
Home Depot Inc.	2.875%	4/15/27	130	122
Home Depot Inc.	2.800%	9/14/27	75	70
Home Depot Inc.	1.500%	9/15/28	65	56
Home Depot Inc.	3.900%	12/6/28	90	87
Home Depot Inc.	2.950%	6/15/29	195	178
Home Depot Inc.	2.700%	4/15/30	180	159
Home Depot Inc.	1.375%	3/15/31	70	55
Home Depot Inc.	1.875%	9/15/31	240	193
Home Depot Inc.	3.250%	4/15/32	155	138
Home Depot Inc.	4.500%	9/15/32	170	166
Home Depot Inc.	5.875%	12/16/36	358	382
Home Depot Inc.	3.300%	4/15/40	181	141
Home Depot Inc.	5.950%	4/1/41	125	132
Home Depot Inc.	4.200%	4/1/43	70	60
Home Depot Inc.	4.875%	2/15/44	115	107
Home Depot Inc.	4.400%	3/15/45	105	91

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	4.250%	4/1/46	200	169
	Home Depot Inc.	3.900%	6/15/47	160	128
	Home Depot Inc.	4.500%	12/6/48	200	176
	Home Depot Inc.	3.125%	12/15/49	120	83
	Home Depot Inc.	3.350%	4/15/50	195	140
	Home Depot Inc.	2.375%	3/15/51	190	111
	Home Depot Inc.	2.750%	9/15/51	130	82
	Home Depot Inc.	3.625%	4/15/52	270	203
	Home Depot Inc.	4.950%	9/15/52	110	104
	Home Depot Inc.	3.500%	9/15/56	180	129
	Honda Motor Co. Ltd.	2.271%	3/10/25	80	77
	Honda Motor Co. Ltd.	2.534%	3/10/27	110	102
	Honda Motor Co. Ltd.	2.967%	3/10/32	105	91
	Lennar Corp.	4.750%	11/29/27	100	98
	Lowe's Cos. Inc.	4.400%	9/8/25	165	163
	Lowe's Cos. Inc.	3.375%	9/15/25	85	82
	Lowe's Cos. Inc.	4.800%	4/1/26	80	79
	Lowe's Cos. Inc.	2.500%	4/15/26	160	151
	Lowe's Cos. Inc.	3.350%	4/1/27	35	33
	Lowe's Cos. Inc.	3.100%	5/3/27	265	250
	Lowe's Cos. Inc.	1.300%	4/15/28	25	21
	Lowe's Cos. Inc.	1.700%	9/15/28	175	151
	Lowe's Cos. Inc.	3.650%	4/5/29	201	188
	Lowe's Cos. Inc.	4.500%	4/15/30	220	212
	Lowe's Cos. Inc.	1.700%	10/15/30	120	96
	Lowe's Cos. Inc.	2.625%	4/1/31	135	113
	Lowe's Cos. Inc.	3.750%	4/1/32	190	170
	Lowe's Cos. Inc.	5.000%	4/15/33	130	127
	Lowe's Cos. Inc.	5.150%	7/1/33	170	167
	Lowe's Cos. Inc.	2.800%	9/15/41	140	95
	Lowe's Cos. Inc.	3.700%	4/15/46	170	125
	Lowe's Cos. Inc.	4.050%	5/3/47	250	193
	Lowe's Cos. Inc.	3.000%	10/15/50	240	151
	Lowe's Cos. Inc.	4.250%	4/1/52	170	133
	Lowe's Cos. Inc.	5.625%	4/15/53	175	170
	Lowe's Cos. Inc.	4.450%	4/1/62	145	112
	Lowe's Cos. Inc.	5.800%	9/15/62	160	154
	Magna International Inc.	2.450%	6/15/30	95	80
[1]	Marriott International Inc.	3.125%	6/15/26	105	99
	Marriott International Inc.	5.000%	10/15/27	90	90
	Marriott International Inc.	4.900%	4/15/29	10	10
[1]	Marriott International Inc.	4.625%	6/15/30	170	162
[1]	Marriott International Inc.	2.850%	4/15/31	170	142
[1]	Marriott International Inc.	3.500%	10/15/32	145	123
[1]	McDonald's Corp.	3.300%	7/1/25	113	110
[1]	McDonald's Corp.	3.700%	1/30/26	200	194
[1]	McDonald's Corp.	3.500%	3/1/27	70	67
[1]	McDonald's Corp.	3.500%	7/1/27	145	138
[1]	McDonald's Corp.	3.800%	4/1/28	125	120
[1]	McDonald's Corp.	2.625%	9/1/29	124	110
[1]	McDonald's Corp.	2.125%	3/1/30	60	51
[1]	McDonald's Corp.	3.600%	7/1/30	30	28
[1]	McDonald's Corp.	4.600%	9/9/32	35	34
[1]	McDonald's Corp.	4.700%	12/9/35	175	166
[1]	McDonald's Corp.	6.300%	10/15/37	175	190
[1]	McDonald's Corp.	6.300%	3/1/38	150	163
[1]	McDonald's Corp.	4.875%	12/9/45	195	177
[1]	McDonald's Corp.	4.450%	3/1/47	235	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	McDonald's Corp.	4.450%	9/1/48	122	105
[1]	McDonald's Corp.	3.625%	9/1/49	205	152
[1]	McDonald's Corp.	4.200%	4/1/50	75	61
[1]	McDonald's Corp.	5.150%	9/9/52	85	80
	McDonald's Corp.	5.450%	8/14/53	50	49
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	230	278
	NIKE Inc.	2.400%	3/27/25	90	87
	NIKE Inc.	2.375%	11/1/26	155	145
	NIKE Inc.	2.750%	3/27/27	194	182
	NIKE Inc.	2.850%	3/27/30	165	148
	NIKE Inc.	3.250%	3/27/40	110	87
	NIKE Inc.	3.875%	11/1/45	150	124
	NIKE Inc.	3.375%	3/27/50	178	136
	NVR Inc.	3.000%	5/15/30	107	92
	O'Reilly Automotive Inc.	5.750%	11/20/26	100	101
	O'Reilly Automotive Inc.	3.600%	9/1/27	125	119
	O'Reilly Automotive Inc.	4.700%	6/15/32	120	115
	Ralph Lauren Corp.	2.950%	6/15/30	180	157
	Stanley Black & Decker Inc.	2.300%	3/15/30	125	103
	Stanley Black & Decker Inc.	2.750%	11/15/50	120	68
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	115	93
	Starbucks Corp.	3.800%	8/15/25	170	166
	Starbucks Corp.	4.750%	2/15/26	90	89
	Starbucks Corp.	4.000%	11/15/28	130	125
	Starbucks Corp.	3.550%	8/15/29	160	150
	Starbucks Corp.	2.250%	3/12/30	75	64
	Starbucks Corp.	2.550%	11/15/30	210	180
	Starbucks Corp.	3.000%	2/14/32	45	39
	Starbucks Corp.	4.500%	11/15/48	130	111
	Starbucks Corp.	4.450%	8/15/49	125	106
	Starbucks Corp.	3.500%	11/15/50	170	123
	Tapestry Inc.	7.000%	11/27/26	75	76
	Tapestry Inc.	7.350%	11/27/28	130	131
	Tapestry Inc.	7.700%	11/27/30	130	132
	Tapestry Inc.	7.850%	11/27/33	160	163
	TJX Cos. Inc.	2.250%	9/15/26	165	154
	Tractor Supply Co.	5.250%	5/15/33	85	83
	VF Corp.	2.400%	4/23/25	180	170
	VF Corp.	2.950%	4/23/30	85	69
					34,877
Consumer Staples (3.8%)
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	165	139
	Campbell Soup Co.	3.950%	3/15/25	140	137
	Campbell Soup Co.	4.150%	3/15/28	145	139
	Coca-Cola Co.	3.375%	3/25/27	115	111
	Coca-Cola Co.	1.450%	6/1/27	230	206
	Coca-Cola Co.	1.500%	3/5/28	185	163
	Coca-Cola Co.	1.000%	3/15/28	260	225
	Coca-Cola Co.	2.125%	9/6/29	190	167
	Coca-Cola Co.	3.450%	3/25/30	175	163
	Coca-Cola Co.	1.650%	6/1/30	120	100
	Coca-Cola Co.	2.000%	3/5/31	70	58
	Coca-Cola Co.	1.375%	3/15/31	200	160
	Coca-Cola Co.	2.250%	1/5/32	210	177
	Coca-Cola Co.	2.500%	6/1/40	135	96
	Coca-Cola Co.	2.875%	5/5/41	70	52
	Coca-Cola Co.	2.600%	6/1/50	223	144
	Coca-Cola Co.	3.000%	3/5/51	175	124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	2.500%	3/15/51	255	160
	Coca-Cola Co.	2.750%	6/1/60	185	118
	Conagra Brands Inc.	4.600%	11/1/25	175	172
	Conagra Brands Inc.	1.375%	11/1/27	105	90
	Conagra Brands Inc.	4.850%	11/1/28	125	122
	Conagra Brands Inc.	5.300%	11/1/38	120	109
	Conagra Brands Inc.	5.400%	11/1/48	130	116
	Dollar General Corp.	3.500%	4/3/30	125	112
	Dollar General Corp.	5.450%	7/5/33	85	83
	Dollar Tree Inc.	4.000%	5/15/25	135	131
	Dollar Tree Inc.	4.200%	5/15/28	140	133
	Dollar Tree Inc.	2.650%	12/1/31	90	73
	General Mills Inc.	4.000%	4/17/25	110	108
	General Mills Inc.	3.200%	2/10/27	35	33
	General Mills Inc.	4.200%	4/17/28	125	121
	General Mills Inc.	2.875%	4/15/30	135	117
	General Mills Inc.	4.950%	3/29/33	150	146
	Haleon UK Capital plc	3.125%	3/24/25	200	194
	Haleon US Capital LLC	3.375%	3/24/27	250	236
	Haleon US Capital LLC	3.375%	3/24/29	155	142
	Haleon US Capital LLC	3.625%	3/24/32	265	234
	Haleon US Capital LLC	4.000%	3/24/52	85	66
	Hormel Foods Corp.	1.700%	6/3/28	145	128
	Hormel Foods Corp.	1.800%	6/11/30	130	107
	J M Smucker Co.	3.500%	3/15/25	110	107
	J M Smucker Co.	6.200%	11/15/33	125	131
	J M Smucker Co.	6.500%	11/15/43	95	99
	J M Smucker Co.	6.500%	11/15/53	125	133
	JBS USA LUX SA	2.500%	1/15/27	120	108
	JBS USA LUX SA	5.125%	2/1/28	135	131
	JBS USA LUX SA	5.500%	1/15/30	220	208
	JBS USA LUX SA	3.625%	1/15/32	155	127
	JBS USA LUX SA	3.000%	5/15/32	130	101
	JBS USA LUX SA	5.750%	4/1/33	265	251
[2]	JBS USA LUX SA	6.750%	3/15/34	190	192
	JBS USA LUX SA	4.375%	2/2/52	85	58
	JBS USA LUX SA	6.500%	12/1/52	175	163
[2]	JBS USA LUX SA	7.250%	11/15/53	105	106
	Kellanova	3.250%	4/1/26	140	134
	Kenvue Inc.	5.050%	3/22/28	125	126
	Kenvue Inc.	4.900%	3/22/33	155	154
	Kenvue Inc.	5.100%	3/22/43	95	93
	Kenvue Inc.	5.050%	3/22/53	190	182
	Kenvue Inc.	5.200%	3/22/63	95	91
	Keurig Dr Pepper Inc.	4.597%	5/25/28	155	152
	Keurig Dr Pepper Inc.	3.950%	4/15/29	90	85
	Keurig Dr Pepper Inc.	3.200%	5/1/30	95	84
	Keurig Dr Pepper Inc.	4.050%	4/15/32	120	110
	Keurig Dr Pepper Inc.	3.800%	5/1/50	70	52
	Keurig Dr Pepper Inc.	4.500%	4/15/52	175	146
	Kimberly-Clark Corp.	3.100%	3/26/30	145	130
	Kraft Heinz Foods Co.	3.000%	6/1/26	180	171
	Kraft Heinz Foods Co.	3.875%	5/15/27	175	168
	Kraft Heinz Foods Co.	6.875%	1/26/39	115	126
	Kraft Heinz Foods Co.	5.000%	6/4/42	115	104
	Kraft Heinz Foods Co.	5.200%	7/15/45	260	238
	Kraft Heinz Foods Co.	4.375%	6/1/46	380	310
	Kraft Heinz Foods Co.	4.875%	10/1/49	175	154

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
McCormick & Co. Inc.	3.400%	8/15/27	80	75
Mead Johnson Nutrition Co.	4.125%	11/15/25	161	158
Mondelez International Inc.	1.500%	5/4/25	150	142
Mondelez International Inc.	2.625%	3/17/27	50	46
Mondelez International Inc.	2.750%	4/13/30	32	28
Mondelez International Inc.	3.000%	3/17/32	115	98
Mondelez International Inc.	2.625%	9/4/50	140	86
PepsiCo Inc.	2.250%	3/19/25	170	164
PepsiCo Inc.	2.750%	4/30/25	110	107
PepsiCo Inc.	2.850%	2/24/26	75	72
PepsiCo Inc.	2.375%	10/6/26	80	75
PepsiCo Inc.	3.000%	10/15/27	150	141
PepsiCo Inc.	3.600%	2/18/28	140	134
PepsiCo Inc.	2.625%	7/29/29	155	139
PepsiCo Inc.	2.750%	3/19/30	150	134
PepsiCo Inc.	1.625%	5/1/30	90	74
PepsiCo Inc.	1.400%	2/25/31	65	52
PepsiCo Inc.	1.950%	10/21/31	175	143
PepsiCo Inc.	3.900%	7/18/32	130	122
PepsiCo Inc.	4.450%	2/15/33	130	129
PepsiCo Inc.	2.625%	10/21/41	160	113
PepsiCo Inc.	4.450%	4/14/46	90	81
PepsiCo Inc.	3.450%	10/6/46	115	88
PepsiCo Inc.	2.875%	10/15/49	135	92
PepsiCo Inc.	3.625%	3/19/50	170	133
PepsiCo Inc.	2.750%	10/21/51	170	111
Pilgrim's Pride Corp.	4.250%	4/15/31	160	139
Pilgrim's Pride Corp.	3.500%	3/1/32	130	105
Pilgrim's Pride Corp.	6.250%	7/1/33	145	143
Procter & Gamble Co.	0.550%	10/29/25	300	278
Procter & Gamble Co.	1.000%	4/23/26	100	92
Procter & Gamble Co.	2.450%	11/3/26	45	43
Procter & Gamble Co.	1.900%	2/1/27	90	83
Procter & Gamble Co.	2.850%	8/11/27	145	137
Procter & Gamble Co.	3.000%	3/25/30	150	137
Procter & Gamble Co.	1.200%	10/29/30	205	164
Procter & Gamble Co.	1.950%	4/23/31	170	142
Procter & Gamble Co.	2.300%	2/1/32	60	51
Procter & Gamble Co.	4.050%	1/26/33	100	97
Sysco Corp.	3.750%	10/1/25	35	34
Sysco Corp.	3.300%	7/15/26	105	100
Sysco Corp.	3.250%	7/15/27	125	117
Sysco Corp.	5.950%	4/1/30	107	111
Sysco Corp.	6.600%	4/1/50	150	164
Sysco Corp.	3.150%	12/14/51	45	29
Target Corp.	2.250%	4/15/25	295	284
Target Corp.	2.500%	4/15/26	75	71
Target Corp.	1.950%	1/15/27	140	129
Target Corp.	3.375%	4/15/29	45	42
Target Corp.	2.350%	2/15/30	120	104
Target Corp.	4.500%	9/15/32	75	72
Target Corp.	4.000%	7/1/42	165	140
Target Corp.	2.950%	1/15/52	160	105
Target Corp.	4.800%	1/15/53	135	123
Tyson Foods Inc.	4.000%	3/1/26	150	146
Tyson Foods Inc.	3.550%	6/2/27	240	226
Tyson Foods Inc.	4.350%	3/1/29	125	119
Tyson Foods Inc.	4.550%	6/2/47	130	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tyson Foods Inc.	5.100%	9/28/48	145	122
	Unilever Capital Corp.	2.900%	5/5/27	115	108
	Unilever Capital Corp.	3.500%	3/22/28	165	157
	Unilever Capital Corp.	2.125%	9/6/29	70	61
	Unilever Capital Corp.	1.750%	8/12/31	90	72
	Unilever Capital Corp.	5.900%	11/15/32	130	139
	Unilever Capital Corp.	5.000%	12/8/33	100	100
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	145	137
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	105	77
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	80	52
					17,728
Financials (43.2%)
[1]	Aegon Ltd.	5.500%	4/11/48	185	172
	AerCap Ireland Capital DAC	3.500%	1/15/25	100	97
	AerCap Ireland Capital DAC	6.500%	7/15/25	210	211
	AerCap Ireland Capital DAC	1.750%	1/30/26	120	110
	AerCap Ireland Capital DAC	2.450%	10/29/26	350	319
	AerCap Ireland Capital DAC	6.100%	1/15/27	150	151
[2]	AerCap Ireland Capital DAC	6.450%	4/15/27	190	193
	AerCap Ireland Capital DAC	3.650%	7/21/27	150	140
	AerCap Ireland Capital DAC	5.750%	6/6/28	213	212
	AerCap Ireland Capital DAC	3.000%	10/29/28	350	309
	AerCap Ireland Capital DAC	6.150%	9/30/30	120	121
	AerCap Ireland Capital DAC	3.300%	1/30/32	525	435
	AerCap Ireland Capital DAC	3.400%	10/29/33	175	142
	AerCap Ireland Capital DAC	3.850%	10/29/41	230	172
	Aflac Inc.	3.600%	4/1/30	115	106
[1]	Air Lease Corp.	2.300%	2/1/25	150	144
	Air Lease Corp.	3.375%	7/1/25	100	96
[1]	Air Lease Corp.	2.875%	1/15/26	225	212
[1]	Air Lease Corp.	3.750%	6/1/26	95	90
	Air Lease Corp.	1.875%	8/15/26	115	104
	Air Lease Corp.	2.200%	1/15/27	265	238
	Air Lease Corp.	3.125%	12/1/30	110	92
[1]	Air Lease Corp.	2.875%	1/15/32	10	8
	Allstate Corp.	5.250%	3/30/33	185	182
	Ally Financial Inc.	5.800%	5/1/25	90	89
	Ally Financial Inc.	4.750%	6/9/27	75	71
	Ally Financial Inc.	7.100%	11/15/27	30	31
	Ally Financial Inc.	2.200%	11/2/28	165	135
	Ally Financial Inc.	6.992%	6/13/29	110	110
[1]	Ally Financial Inc.	8.000%	11/1/31	273	288
	American Express Co.	2.250%	3/4/25	220	211
	American Express Co.	3.950%	8/1/25	250	244
	American Express Co.	4.200%	11/6/25	105	103
	American Express Co.	4.900%	2/13/26	90	89
	American Express Co.	4.990%	5/1/26	110	109
	American Express Co.	3.125%	5/20/26	220	210
	American Express Co.	6.338%	10/30/26	95	96
	American Express Co.	1.650%	11/4/26	135	122
	American Express Co.	2.550%	3/4/27	345	317
	American Express Co.	3.300%	5/3/27	347	326
	American Express Co.	5.389%	7/28/27	160	160
	American Express Co.	5.850%	11/5/27	240	247
	American Express Co.	4.050%	5/3/29	130	125
	American Express Co.	5.282%	7/27/29	115	114
	American Express Co.	6.489%	10/30/31	125	132
	American Express Co.	4.989%	5/26/33	70	67

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	4.420%	8/3/33	80	74
	American Express Co.	5.043%	5/1/34	169	163
	American Express Co.	4.050%	12/3/42	130	110
	American International Group Inc.	5.125%	3/27/33	85	83
	American International Group Inc.	4.800%	7/10/45	30	26
	American International Group Inc.	4.750%	4/1/48	120	104
[1]	American International Group Inc.	5.750%	4/1/48	45	42
	American International Group Inc.	4.375%	6/30/50	90	73
	Ameriprise Financial Inc.	5.150%	5/15/33	90	88
	Aon Corp.	3.750%	5/2/29	10	9
	Aon Corp.	2.800%	5/15/30	120	103
	Aon Corp.	5.350%	2/28/33	35	35
	Aon Corp.	3.900%	2/28/52	115	86
	Aon Global Ltd.	3.875%	12/15/25	219	213
	Arch Capital Group Ltd.	3.635%	6/30/50	130	92
	Arthur J Gallagher & Co.	3.500%	5/20/51	195	134
	Athene Holding Ltd.	4.125%	1/12/28	180	168
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	230	231
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	200	201
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	105	102
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	85	85
	AXA SA	8.600%	12/15/30	85	100
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	165	152
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	10	10
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	130	131
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	100	104
	Banco Santander SA	3.496%	3/24/25	200	194
	Banco Santander SA	2.746%	5/28/25	265	252
	Banco Santander SA	5.147%	8/18/25	225	222
	Banco Santander SA	5.179%	11/19/25	170	166
	Banco Santander SA	1.849%	3/25/26	115	105
	Banco Santander SA	4.250%	4/11/27	210	199
	Banco Santander SA	5.294%	8/18/27	390	382
	Banco Santander SA	1.722%	9/14/27	115	102
	Banco Santander SA	3.800%	2/23/28	115	106
	Banco Santander SA	4.175%	3/24/28	175	165
	Banco Santander SA	4.379%	4/12/28	165	155
	Banco Santander SA	5.588%	8/8/28	90	89
	Banco Santander SA	6.607%	11/7/28	200	207
	Banco Santander SA	3.306%	6/27/29	150	133
	Banco Santander SA	3.490%	5/28/30	150	130
	Banco Santander SA	2.749%	12/3/30	225	176
	Banco Santander SA	2.958%	3/25/31	120	98
	Banco Santander SA	3.225%	11/22/32	110	86
	Banco Santander SA	6.921%	8/8/33	215	214
	Banco Santander SA	6.938%	11/7/33	200	212
[1]	Bank of America Corp.	4.000%	1/22/25	390	383
[1]	Bank of America Corp.	3.950%	4/21/25	370	361
[1]	Bank of America Corp.	3.875%	8/1/25	290	284
[1]	Bank of America Corp.	1.530%	12/6/25	340	324
[1]	Bank of America Corp.	3.366%	1/23/26	284	275
[1]	Bank of America Corp.	2.015%	2/13/26	355	338
[1]	Bank of America Corp.	4.450%	3/3/26	335	327
[1]	Bank of America Corp.	3.384%	4/2/26	540	522
[1]	Bank of America Corp.	3.500%	4/19/26	275	265
[1]	Bank of America Corp.	1.319%	6/19/26	430	400
[1]	Bank of America Corp.	4.827%	7/22/26	280	276
[1]	Bank of America Corp.	4.250%	10/22/26	303	293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of America Corp.	1.197%	10/24/26	405	371
	Bank of America Corp.	5.080%	1/20/27	405	401
[1]	Bank of America Corp.	1.658%	3/11/27	280	255
[1]	Bank of America Corp.	3.559%	4/23/27	285	271
	Bank of America Corp.	1.734%	7/22/27	625	564
	Bank of America Corp.	5.933%	9/15/27	200	201
[1]	Bank of America Corp.	3.248%	10/21/27	255	238
[1]	Bank of America Corp.	4.183%	11/25/27	350	334
[1]	Bank of America Corp.	3.824%	1/20/28	260	246
[1]	Bank of America Corp.	2.551%	2/4/28	345	314
[1]	Bank of America Corp.	3.705%	4/24/28	235	221
	Bank of America Corp.	4.376%	4/27/28	260	250
[1]	Bank of America Corp.	3.593%	7/21/28	240	224
[1]	Bank of America Corp.	4.948%	7/22/28	350	343
	Bank of America Corp.	6.204%	11/10/28	175	179
[1]	Bank of America Corp.	3.419%	12/20/28	793	729
[1]	Bank of America Corp.	3.970%	3/5/29	285	267
	Bank of America Corp.	5.202%	4/25/29	400	394
[1]	Bank of America Corp.	2.087%	6/14/29	370	318
[1]	Bank of America Corp.	4.271%	7/23/29	448	423
	Bank of America Corp.	5.819%	9/15/29	325	328
[1]	Bank of America Corp.	3.974%	2/7/30	420	388
[1]	Bank of America Corp.	3.194%	7/23/30	300	264
[1]	Bank of America Corp.	2.884%	10/22/30	285	245
[1]	Bank of America Corp.	2.496%	2/13/31	450	374
[1]	Bank of America Corp.	2.592%	4/29/31	425	353
[1]	Bank of America Corp.	1.898%	7/23/31	375	294
[1]	Bank of America Corp.	1.922%	10/24/31	315	246
[1]	Bank of America Corp.	2.651%	3/11/32	235	191
	Bank of America Corp.	2.687%	4/22/32	590	480
	Bank of America Corp.	2.299%	7/21/32	460	361
	Bank of America Corp.	2.572%	10/20/32	415	330
[1]	Bank of America Corp.	2.972%	2/4/33	540	441
	Bank of America Corp.	4.571%	4/27/33	485	445
[1]	Bank of America Corp.	5.015%	7/22/33	615	584
	Bank of America Corp.	5.288%	4/25/34	610	587
	Bank of America Corp.	5.872%	9/15/34	445	446
	Bank of America Corp.	2.482%	9/21/36	325	246
	Bank of America Corp.	6.110%	1/29/37	185	190
	Bank of America Corp.	3.846%	3/8/37	225	190
[1]	Bank of America Corp.	4.244%	4/24/38	265	227
	Bank of America Corp.	7.750%	5/14/38	245	285
[1]	Bank of America Corp.	4.078%	4/23/40	215	178
[1]	Bank of America Corp.	2.676%	6/19/41	650	441
[1]	Bank of America Corp.	5.875%	2/7/42	170	174
	Bank of America Corp.	3.311%	4/22/42	440	324
[1]	Bank of America Corp.	5.000%	1/21/44	285	265
[1]	Bank of America Corp.	4.443%	1/20/48	246	207
[1]	Bank of America Corp.	3.946%	1/23/49	135	106
[1]	Bank of America Corp.	4.330%	3/15/50	375	311
[1]	Bank of America Corp.	4.083%	3/20/51	660	523
[1]	Bank of America Corp.	2.831%	10/24/51	130	82
[1]	Bank of America Corp.	3.483%	3/13/52	110	79
	Bank of America Corp.	2.972%	7/21/52	280	184
	Bank of America NA	5.650%	8/18/25	300	301
	Bank of America NA	5.526%	8/18/26	300	302
[1]	Bank of America NA	6.000%	10/15/36	200	206
	Bank of Montreal	5.200%	12/12/24	105	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of Montreal	1.500%	1/10/25	115	110
[1]	Bank of Montreal	1.850%	5/1/25	195	185
[1]	Bank of Montreal	3.700%	6/7/25	175	170
	Bank of Montreal	5.920%	9/25/25	115	116
	Bank of Montreal	5.300%	6/5/26	85	85
[1]	Bank of Montreal	1.250%	9/15/26	215	192
[1]	Bank of Montreal	0.949%	1/22/27	195	177
[1]	Bank of Montreal	2.650%	3/8/27	235	217
[1]	Bank of Montreal	4.700%	9/14/27	125	123
	Bank of Montreal	5.203%	2/1/28	125	125
	Bank of Montreal	5.717%	9/25/28	90	91
[1]	Bank of Montreal	3.803%	12/15/32	170	152
	Bank of Montreal	3.088%	1/10/37	145	112
[1]	Bank of New York Mellon Corp.	3.000%	2/24/25	120	116
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	145	138
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	110	104
	Bank of New York Mellon Corp.	4.414%	7/24/26	90	88
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	10	9
[1]	Bank of New York Mellon Corp.	2.050%	1/26/27	100	91
	Bank of New York Mellon Corp.	4.947%	4/26/27	145	143
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	145	136
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	105	98
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	210	198
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	165	157
[1]	Bank of New York Mellon Corp.	5.802%	10/25/28	70	71
	Bank of New York Mellon Corp.	4.543%	2/1/29	80	78
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	170	153
[1]	Bank of New York Mellon Corp.	6.317%	10/25/29	160	166
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	93	85
[1]	Bank of New York Mellon Corp.	5.834%	10/25/33	170	173
	Bank of New York Mellon Corp.	4.706%	2/1/34	80	75
[1]	Bank of New York Mellon Corp.	4.967%	4/26/34	110	105
[1]	Bank of New York Mellon Corp.	6.474%	10/25/34	135	143
	Bank of Nova Scotia	5.250%	12/6/24	135	134
	Bank of Nova Scotia	1.450%	1/10/25	220	210
	Bank of Nova Scotia	2.200%	2/3/25	205	197
[1]	Bank of Nova Scotia	3.450%	4/11/25	245	238
	Bank of Nova Scotia	1.300%	6/11/25	130	122
	Bank of Nova Scotia	5.450%	6/12/25	185	185
	Bank of Nova Scotia	4.500%	12/16/25	185	180
	Bank of Nova Scotia	4.750%	2/2/26	30	30
	Bank of Nova Scotia	1.050%	3/2/26	175	159
	Bank of Nova Scotia	1.350%	6/24/26	130	118
	Bank of Nova Scotia	2.700%	8/3/26	90	84
	Bank of Nova Scotia	1.300%	9/15/26	205	184
	Bank of Nova Scotia	1.950%	2/2/27	60	54
	Bank of Nova Scotia	5.250%	6/12/28	110	109
	Bank of Nova Scotia	4.850%	2/1/30	140	135
	Bank of Nova Scotia	2.450%	2/2/32	90	72
[3]	Bank of Nova Scotia	5.650%	2/1/34	95	94
	Bank of Nova Scotia	4.588%	5/4/37	165	140
	Barclays plc	3.650%	3/16/25	255	248
	Barclays plc	4.375%	1/12/26	245	238
[1]	Barclays plc	2.852%	5/7/26	160	152
	Barclays plc	5.200%	5/12/26	254	248
	Barclays plc	5.304%	8/9/26	200	197
	Barclays plc	7.325%	11/2/26	120	123
	Barclays plc	5.829%	5/9/27	225	224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	6.496%	9/13/27	100	101
	Barclays plc	2.279%	11/24/27	255	229
	Barclays plc	4.337%	1/10/28	250	236
	Barclays plc	4.836%	5/9/28	255	240
	Barclays plc	5.501%	8/9/28	220	216
	Barclays plc	7.385%	11/2/28	190	198
[1]	Barclays plc	4.972%	5/16/29	215	205
	Barclays plc	6.490%	9/13/29	200	202
[1]	Barclays plc	5.088%	6/20/30	155	142
	Barclays plc	2.645%	6/24/31	105	85
	Barclays plc	2.667%	3/10/32	135	106
	Barclays plc	2.894%	11/24/32	195	153
	Barclays plc	5.746%	8/9/33	125	120
	Barclays plc	7.437%	11/2/33	305	325
	Barclays plc	6.224%	5/9/34	225	221
	Barclays plc	7.119%	6/27/34	175	175
	Barclays plc	6.692%	9/13/34	200	204
	Barclays plc	3.564%	9/23/35	165	133
	Barclays plc	3.811%	3/10/42	125	87
	Barclays plc	3.330%	11/24/42	105	72
	Barclays plc	5.250%	8/17/45	190	171
	Barclays plc	4.950%	1/10/47	215	188
	BlackRock Inc.	3.250%	4/30/29	175	163
	BlackRock Inc.	2.400%	4/30/30	118	102
	BlackRock Inc.	1.900%	1/28/31	85	69
	BlackRock Inc.	2.100%	2/25/32	120	96
	BlackRock Inc.	4.750%	5/25/33	160	156
	Brighthouse Financial Inc.	3.700%	6/22/27	80	74
	Brighthouse Financial Inc.	4.700%	6/22/47	128	93
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	157	151
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	135	131
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	90	89
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	260	253
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	105	107
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	130	122
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	110	108
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	90	79
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	155	158
	Capital One Financial Corp.	3.200%	2/5/25	110	106
	Capital One Financial Corp.	4.250%	4/30/25	10	10
	Capital One Financial Corp.	4.200%	10/29/25	195	188
	Capital One Financial Corp.	2.636%	3/3/26	165	156
	Capital One Financial Corp.	4.985%	7/24/26	45	44
	Capital One Financial Corp.	3.750%	7/28/26	175	164
	Capital One Financial Corp.	3.750%	3/9/27	200	187
	Capital One Financial Corp.	3.650%	5/11/27	160	149
	Capital One Financial Corp.	7.149%	10/29/27	100	102
	Capital One Financial Corp.	1.878%	11/2/27	575	504
	Capital One Financial Corp.	3.800%	1/31/28	285	262
	Capital One Financial Corp.	4.927%	5/10/28	100	96
	Capital One Financial Corp.	5.468%	2/1/29	115	110
	Capital One Financial Corp.	6.312%	6/8/29	135	134
	Capital One Financial Corp.	3.273%	3/1/30	140	120
[1]	Capital One Financial Corp.	7.624%	10/30/31	180	188
	Capital One Financial Corp.	2.359%	7/29/32	100	71
	Capital One Financial Corp.	5.268%	5/10/33	180	165
	Capital One Financial Corp.	5.817%	2/1/34	185	173
	Capital One Financial Corp.	6.377%	6/8/34	250	243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	3.850%	5/21/25	80	78
	Charles Schwab Corp.	0.900%	3/11/26	100	90
	Charles Schwab Corp.	1.150%	5/13/26	200	180
	Charles Schwab Corp.	2.450%	3/3/27	175	159
	Charles Schwab Corp.	2.000%	3/20/28	160	138
	Charles Schwab Corp.	5.643%	5/19/29	195	194
	Charles Schwab Corp.	1.650%	3/11/31	125	96
	Charles Schwab Corp.	2.300%	5/13/31	90	72
	Charles Schwab Corp.	1.950%	12/1/31	210	160
	Charles Schwab Corp.	2.900%	3/3/32	130	106
	Charles Schwab Corp.	5.853%	5/19/34	165	163
	Charles Schwab Corp.	6.136%	8/24/34	185	185
	Chubb Corp.	6.000%	5/11/37	140	147
	Chubb INA Holdings Inc.	3.150%	3/15/25	150	146
	Chubb INA Holdings Inc.	3.350%	5/3/26	250	241
	Chubb INA Holdings Inc.	1.375%	9/15/30	170	134
	Chubb INA Holdings Inc.	4.350%	11/3/45	140	122
	Chubb INA Holdings Inc.	3.050%	12/15/61	100	65
	CI Financial Corp.	3.200%	12/17/30	130	99
	CI Financial Corp.	4.100%	6/15/51	95	53
	Citibank NA	5.864%	9/29/25	225	227
[1,3]	Citibank NA	5.488%	12/4/26	320	322
	Citibank NA	5.803%	9/29/28	295	301
	Citigroup Inc.	3.875%	3/26/25	120	117
	Citigroup Inc.	3.300%	4/27/25	210	204
	Citigroup Inc.	4.400%	6/10/25	300	294
	Citigroup Inc.	5.500%	9/13/25	175	174
	Citigroup Inc.	3.700%	1/12/26	250	242
	Citigroup Inc.	2.014%	1/25/26	300	286
	Citigroup Inc.	4.600%	3/9/26	210	205
	Citigroup Inc.	3.290%	3/17/26	200	193
[1]	Citigroup Inc.	3.106%	4/8/26	515	497
	Citigroup Inc.	3.400%	5/1/26	275	262
	Citigroup Inc.	5.610%	9/29/26	250	250
	Citigroup Inc.	3.200%	10/21/26	450	424
	Citigroup Inc.	4.300%	11/20/26	100	97
	Citigroup Inc.	1.122%	1/28/27	295	267
	Citigroup Inc.	1.462%	6/9/27	410	369
	Citigroup Inc.	4.450%	9/29/27	520	498
[1]	Citigroup Inc.	3.887%	1/10/28	360	343
[1]	Citigroup Inc.	3.070%	2/24/28	275	255
	Citigroup Inc.	4.658%	5/24/28	225	220
[1]	Citigroup Inc.	3.668%	7/24/28	405	379
	Citigroup Inc.	4.125%	7/25/28	210	197
[1]	Citigroup Inc.	3.520%	10/27/28	310	288
[1]	Citigroup Inc.	4.075%	4/23/29	250	235
[1]	Citigroup Inc.	3.980%	3/20/30	340	314
[1]	Citigroup Inc.	2.976%	11/5/30	225	194
[1]	Citigroup Inc.	2.666%	1/29/31	305	256
[1]	Citigroup Inc.	4.412%	3/31/31	435	403
[1]	Citigroup Inc.	2.572%	6/3/31	390	322
	Citigroup Inc.	2.561%	5/1/32	335	270
	Citigroup Inc.	6.625%	6/15/32	110	116
	Citigroup Inc.	2.520%	11/3/32	300	238
	Citigroup Inc.	3.057%	1/25/33	365	299
	Citigroup Inc.	3.785%	3/17/33	450	390
	Citigroup Inc.	4.910%	5/24/33	255	240
	Citigroup Inc.	6.270%	11/17/33	370	382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	6.174%	5/25/34	400	397
[1]	Citigroup Inc.	3.878%	1/24/39	141	115
	Citigroup Inc.	8.125%	7/15/39	272	335
[1]	Citigroup Inc.	5.316%	3/26/41	195	185
	Citigroup Inc.	5.875%	1/30/42	145	148
	Citigroup Inc.	2.904%	11/3/42	205	140
	Citigroup Inc.	6.675%	9/13/43	125	132
	Citigroup Inc.	5.300%	5/6/44	90	81
	Citigroup Inc.	4.650%	7/30/45	145	124
	Citigroup Inc.	4.750%	5/18/46	260	217
[1]	Citigroup Inc.	4.281%	4/24/48	100	83
	Citigroup Inc.	4.650%	7/23/48	320	277
[1]	Citizens Bank NA	2.250%	4/28/25	40	38
	Citizens Financial Group Inc.	3.250%	4/30/30	145	121
	CME Group Inc.	3.000%	3/15/25	80	78
	CME Group Inc.	2.650%	3/15/32	70	59
	CME Group Inc.	5.300%	9/15/43	68	69
	Commonwealth Bank of Australia	5.079%	1/10/25	40	40
	Commonwealth Bank of Australia	5.499%	9/12/25	250	251
	Cooperatieve Rabobank UA	1.375%	1/10/25	75	72
[1]	Cooperatieve Rabobank UA	3.375%	5/21/25	190	185
	Cooperatieve Rabobank UA	4.375%	8/4/25	140	136
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	195	185
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	195	193
	Cooperatieve Rabobank UA	5.750%	12/1/43	175	170
	Cooperatieve Rabobank UA	5.250%	8/4/45	190	173
	Credit Suisse AG	7.950%	1/9/25	40	41
[1]	Credit Suisse AG	3.700%	2/21/25	500	485
	Credit Suisse AG	2.950%	4/9/25	45	43
	Credit Suisse AG	1.250%	8/7/26	40	36
	Credit Suisse AG	5.000%	7/9/27	250	245
	Credit Suisse AG	7.500%	2/15/28	295	315
	Deutsche Bank AG	4.500%	4/1/25	30	29
	Deutsche Bank AG	1.686%	3/19/26	120	110
	Deutsche Bank AG	6.119%	7/14/26	130	129
	Deutsche Bank AG	2.129%	11/24/26	250	229
	Deutsche Bank AG	7.146%	7/13/27	150	153
	Deutsche Bank AG	2.311%	11/16/27	286	256
	Deutsche Bank AG	2.552%	1/7/28	40	36
	Deutsche Bank AG	6.720%	1/18/29	210	214
	Deutsche Bank AG	6.819%	11/20/29	155	158
[1]	Deutsche Bank AG	3.547%	9/18/31	185	155
	Deutsche Bank AG	3.729%	1/14/32	110	86
	Deutsche Bank AG	3.035%	5/28/32	160	128
	Deutsche Bank AG	4.875%	12/1/32	180	158
	Deutsche Bank AG	3.742%	1/7/33	160	122
	Deutsche Bank AG	7.079%	2/10/34	205	197
[1]	Discover Bank	3.450%	7/27/26	170	157
[1]	Discover Bank	4.650%	9/13/28	100	91
	Discover Financial Services	4.100%	2/9/27	115	107
	Discover Financial Services	6.700%	11/29/32	90	89
	Discover Financial Services	7.964%	11/2/34	125	131
	Equitable Holdings Inc.	4.350%	4/20/28	237	225
	Equitable Holdings Inc.	5.000%	4/20/48	191	167
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	145	98
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	165	104
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	95	92
	Fifth Third Bancorp	2.375%	1/28/25	375	360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fifth Third Bancorp	2.550%	5/5/27	125	113
	Fifth Third Bancorp	6.361%	10/27/28	130	131
	Fifth Third Bancorp	6.339%	7/27/29	180	182
	Fifth Third Bancorp	4.772%	7/28/30	110	103
	Fifth Third Bancorp	8.250%	3/1/38	120	134
[1]	Fifth Third Bank NA	3.950%	7/28/25	40	39
[1]	Fifth Third Bank NA	3.850%	3/15/26	135	128
	Franklin Resources Inc.	1.600%	10/30/30	130	101
	Global Payments Inc.	2.650%	2/15/25	117	113
	Global Payments Inc.	1.200%	3/1/26	140	127
	Global Payments Inc.	4.800%	4/1/26	115	113
	Global Payments Inc.	2.150%	1/15/27	70	63
	Global Payments Inc.	3.200%	8/15/29	160	141
	Global Payments Inc.	2.900%	5/15/30	190	162
	Global Payments Inc.	2.900%	11/15/31	120	99
	Global Payments Inc.	5.400%	8/15/32	150	147
	Global Payments Inc.	4.150%	8/15/49	110	80
	Global Payments Inc.	5.950%	8/15/52	75	72
	Goldman Sachs Capital I	6.345%	2/15/34	163	164
	Goldman Sachs Group Inc.	3.500%	1/23/25	333	325
	Goldman Sachs Group Inc.	3.500%	4/1/25	424	412
	Goldman Sachs Group Inc.	3.750%	5/22/25	260	253
	Goldman Sachs Group Inc.	4.250%	10/21/25	225	219
	Goldman Sachs Group Inc.	0.855%	2/12/26	260	244
	Goldman Sachs Group Inc.	3.750%	2/25/26	290	280
	Goldman Sachs Group Inc.	5.798%	8/10/26	270	270
	Goldman Sachs Group Inc.	3.500%	11/16/26	377	360
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	365	332
	Goldman Sachs Group Inc.	5.950%	1/15/27	115	117
	Goldman Sachs Group Inc.	3.850%	1/26/27	325	312
	Goldman Sachs Group Inc.	1.431%	3/9/27	315	286
	Goldman Sachs Group Inc.	1.542%	9/10/27	385	343
	Goldman Sachs Group Inc.	1.948%	10/21/27	510	458
	Goldman Sachs Group Inc.	2.640%	2/24/28	375	341
	Goldman Sachs Group Inc.	3.615%	3/15/28	390	367
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	390	366
	Goldman Sachs Group Inc.	4.482%	8/23/28	250	241
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	390	362
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	528	499
	Goldman Sachs Group Inc.	6.484%	10/24/29	250	259
	Goldman Sachs Group Inc.	2.600%	2/7/30	265	225
	Goldman Sachs Group Inc.	3.800%	3/15/30	300	272
	Goldman Sachs Group Inc.	1.992%	1/27/32	325	252
	Goldman Sachs Group Inc.	2.615%	4/22/32	470	379
	Goldman Sachs Group Inc.	2.383%	7/21/32	540	425
	Goldman Sachs Group Inc.	2.650%	10/21/32	385	307
	Goldman Sachs Group Inc.	6.125%	2/15/33	260	274
	Goldman Sachs Group Inc.	3.102%	2/24/33	515	425
	Goldman Sachs Group Inc.	6.561%	10/24/34	155	164
	Goldman Sachs Group Inc.	6.750%	10/1/37	715	752
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	155	128
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	135	116
	Goldman Sachs Group Inc.	6.250%	2/1/41	370	388
	Goldman Sachs Group Inc.	3.210%	4/22/42	325	234
	Goldman Sachs Group Inc.	2.908%	7/21/42	215	147
	Goldman Sachs Group Inc.	3.436%	2/24/43	100	74
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	215	191
	Goldman Sachs Group Inc.	5.150%	5/22/45	265	238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	4.750%	10/21/45	210	187
	Hartford Financial Services Group Inc.	3.600%	8/19/49	145	103
	HSBC Holdings plc	4.250%	8/18/25	140	136
	HSBC Holdings plc	4.180%	12/9/25	300	294
	HSBC Holdings plc	4.300%	3/8/26	380	371
	HSBC Holdings plc	2.999%	3/10/26	275	264
[1]	HSBC Holdings plc	1.645%	4/18/26	235	221
	HSBC Holdings plc	3.900%	5/25/26	240	231
[1]	HSBC Holdings plc	2.099%	6/4/26	290	273
[1]	HSBC Holdings plc	4.292%	9/12/26	195	189
	HSBC Holdings plc	7.336%	11/3/26	125	129
	HSBC Holdings plc	4.375%	11/23/26	145	140
	HSBC Holdings plc	1.589%	5/24/27	408	368
	HSBC Holdings plc	5.887%	8/14/27	275	275
	HSBC Holdings plc	2.251%	11/22/27	445	403
[1]	HSBC Holdings plc	4.041%	3/13/28	295	279
	HSBC Holdings plc	4.755%	6/9/28	255	247
	HSBC Holdings plc	5.210%	8/11/28	240	236
[1]	HSBC Holdings plc	2.013%	9/22/28	125	109
	HSBC Holdings plc	7.390%	11/3/28	240	253
	HSBC Holdings plc	6.161%	3/9/29	455	461
[1]	HSBC Holdings plc	4.583%	6/19/29	385	366
	HSBC Holdings plc	2.206%	8/17/29	275	234
	HSBC Holdings plc	4.950%	3/31/30	335	324
[1]	HSBC Holdings plc	3.973%	5/22/30	335	305
[1]	HSBC Holdings plc	2.848%	6/4/31	220	183
[1]	HSBC Holdings plc	2.357%	8/18/31	170	136
	HSBC Holdings plc	2.804%	5/24/32	375	301
	HSBC Holdings plc	2.871%	11/22/32	180	143
	HSBC Holdings plc	4.762%	3/29/33	250	220
	HSBC Holdings plc	5.402%	8/11/33	245	236
	HSBC Holdings plc	8.113%	11/3/33	290	317
	HSBC Holdings plc	6.254%	3/9/34	505	514
	HSBC Holdings plc	6.547%	6/20/34	225	223
	HSBC Holdings plc	7.399%	11/13/34	255	265
	HSBC Holdings plc	6.500%	5/2/36	110	111
	HSBC Holdings plc	6.500%	9/15/37	200	204
[1]	HSBC Holdings plc	6.500%	9/15/37	135	133
	HSBC Holdings plc	6.800%	6/1/38	100	104
	HSBC Holdings plc	6.100%	1/14/42	60	64
	HSBC Holdings plc	6.332%	3/9/44	370	376
	HSBC Holdings plc	5.250%	3/14/44	252	225
	HSBC USA Inc.	5.625%	3/17/25	50	50
	Huntington Bancshares Inc.	4.443%	8/4/28	130	124
	Huntington Bancshares Inc.	6.208%	8/21/29	155	155
	Huntington Bancshares Inc.	2.550%	2/4/30	115	95
	Huntington National Bank	4.552%	5/17/28	125	118
	Huntington National Bank	5.650%	1/10/30	100	97
	ING Groep NV	3.869%	3/28/26	50	49
	ING Groep NV	3.950%	3/29/27	260	247
	ING Groep NV	1.726%	4/1/27	185	168
	ING Groep NV	6.083%	9/11/27	40	40
	ING Groep NV	4.017%	3/28/28	165	157
	ING Groep NV	4.050%	4/9/29	70	65
	ING Groep NV	2.727%	4/1/32	85	69
	ING Groep NV	4.252%	3/28/33	170	152
	ING Groep NV	6.114%	9/11/34	200	201
	Intercontinental Exchange Inc.	3.650%	5/23/25	155	151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	3.750%	12/1/25	150	146
	Intercontinental Exchange Inc.	4.000%	9/15/27	200	193
	Intercontinental Exchange Inc.	4.350%	6/15/29	85	82
	Intercontinental Exchange Inc.	2.100%	6/15/30	260	216
	Intercontinental Exchange Inc.	1.850%	9/15/32	180	137
	Intercontinental Exchange Inc.	4.600%	3/15/33	160	153
	Intercontinental Exchange Inc.	2.650%	9/15/40	150	104
	Intercontinental Exchange Inc.	4.250%	9/21/48	200	166
	Intercontinental Exchange Inc.	3.000%	6/15/50	150	99
	Intercontinental Exchange Inc.	4.950%	6/15/52	200	185
	Intercontinental Exchange Inc.	3.000%	9/15/60	225	139
	Intercontinental Exchange Inc.	5.200%	6/15/62	110	103
	JPMorgan Chase & Co.	3.125%	1/23/25	310	302
	JPMorgan Chase & Co.	3.900%	7/15/25	765	749
	JPMorgan Chase & Co.	1.561%	12/10/25	345	329
	JPMorgan Chase & Co.	5.546%	12/15/25	340	339
	JPMorgan Chase & Co.	2.595%	2/24/26	120	115
[1]	JPMorgan Chase & Co.	2.005%	3/13/26	340	324
	JPMorgan Chase & Co.	3.300%	4/1/26	365	349
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	490	466
	JPMorgan Chase & Co.	4.080%	4/26/26	340	333
	JPMorgan Chase & Co.	3.200%	6/15/26	185	177
	JPMorgan Chase & Co.	2.950%	10/1/26	350	331
	JPMorgan Chase & Co.	1.045%	11/19/26	375	343
	JPMorgan Chase & Co.	4.125%	12/15/26	215	208
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	320	310
	JPMorgan Chase & Co.	1.040%	2/4/27	180	163
	JPMorgan Chase & Co.	1.578%	4/22/27	450	410
	JPMorgan Chase & Co.	1.470%	9/22/27	225	202
	JPMorgan Chase & Co.	4.250%	10/1/27	240	234
	JPMorgan Chase & Co.	6.070%	10/22/27	100	102
	JPMorgan Chase & Co.	3.625%	12/1/27	265	250
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	390	371
	JPMorgan Chase & Co.	2.947%	2/24/28	150	139
	JPMorgan Chase & Co.	4.323%	4/26/28	320	309
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	355	334
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	250	224
	JPMorgan Chase & Co.	4.851%	7/25/28	400	394
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	355	329
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	315	298
	JPMorgan Chase & Co.	2.069%	6/1/29	315	273
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	315	300
	JPMorgan Chase & Co.	5.299%	7/24/29	300	299
	JPMorgan Chase & Co.	6.087%	10/23/29	100	103
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	355	340
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	325	298
	JPMorgan Chase & Co.	4.565%	6/14/30	190	182
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	470	406
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	395	373
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	370	310
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	425	361
	JPMorgan Chase & Co.	1.764%	11/19/31	230	180
	JPMorgan Chase & Co.	1.953%	2/4/32	390	306
	JPMorgan Chase & Co.	2.580%	4/22/32	450	368
	JPMorgan Chase & Co.	2.545%	11/8/32	315	253
	JPMorgan Chase & Co.	2.963%	1/25/33	455	376
	JPMorgan Chase & Co.	4.586%	4/26/33	295	274
	JPMorgan Chase & Co.	4.912%	7/25/33	690	655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	5.717%	9/14/33	410	408
	JPMorgan Chase & Co.	5.350%	6/1/34	450	440
	JPMorgan Chase & Co.	6.254%	10/23/34	370	387
	JPMorgan Chase & Co.	6.400%	5/15/38	312	343
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	305	256
	JPMorgan Chase & Co.	5.500%	10/15/40	155	155
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	225	165
	JPMorgan Chase & Co.	5.600%	7/15/41	245	248
	JPMorgan Chase & Co.	2.525%	11/19/41	290	194
	JPMorgan Chase & Co.	5.400%	1/6/42	220	218
	JPMorgan Chase & Co.	3.157%	4/22/42	185	135
	JPMorgan Chase & Co.	5.625%	8/16/43	190	189
	JPMorgan Chase & Co.	4.850%	2/1/44	135	126
	JPMorgan Chase & Co.	4.950%	6/1/45	225	204
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	170	141
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	200	160
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	465	368
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	200	156
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	257	172
	JPMorgan Chase & Co.	3.328%	4/22/52	510	355
[1]	KeyBank NA	3.300%	6/1/25	120	114
[1]	KeyBank NA	4.150%	8/8/25	250	239
[1]	KeyBank NA	4.900%	8/8/32	75	61
	KeyBank NA	5.000%	1/26/33	155	136
[1]	KeyCorp	2.250%	4/6/27	80	70
[1]	KeyCorp	4.100%	4/30/28	95	87
[1]	KeyCorp	2.550%	10/1/29	80	64
[1]	KeyCorp	4.789%	6/1/33	130	112
	Lloyds Banking Group plc	4.450%	5/8/25	230	226
	Lloyds Banking Group plc	4.582%	12/10/25	40	39
[1]	Lloyds Banking Group plc	2.438%	2/5/26	260	249
	Lloyds Banking Group plc	3.511%	3/18/26	165	159
	Lloyds Banking Group plc	4.650%	3/24/26	240	232
	Lloyds Banking Group plc	4.716%	8/11/26	235	230
	Lloyds Banking Group plc	3.750%	1/11/27	175	165
	Lloyds Banking Group plc	1.627%	5/11/27	265	239
	Lloyds Banking Group plc	5.985%	8/7/27	85	85
	Lloyds Banking Group plc	3.750%	3/18/28	40	37
	Lloyds Banking Group plc	4.375%	3/22/28	140	133
	Lloyds Banking Group plc	4.550%	8/16/28	120	115
[1]	Lloyds Banking Group plc	3.574%	11/7/28	265	244
	Lloyds Banking Group plc	5.871%	3/6/29	200	200
	Lloyds Banking Group plc	4.976%	8/11/33	100	93
	Lloyds Banking Group plc	7.953%	11/15/33	145	157
	Lloyds Banking Group plc	5.300%	12/1/45	60	52
	Lloyds Banking Group plc	3.369%	12/14/46	195	125
	Lloyds Banking Group plc	4.344%	1/9/48	180	131
	LPL Holdings Inc.	6.750%	11/17/28	95	97
	M&T Bank Corp.	7.413%	10/30/29	95	99
	M&T Bank Corp.	5.053%	1/27/34	140	125
[1]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	135	130
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	290	279
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	150	141
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	180	175
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	175	146
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	85	77
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	120	122
	Mastercard Inc.	2.000%	3/3/25	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	2.950%	11/21/26	90	85
	Mastercard Inc.	3.300%	3/26/27	215	205
	Mastercard Inc.	4.875%	3/9/28	170	172
	Mastercard Inc.	2.950%	6/1/29	141	129
	Mastercard Inc.	3.350%	3/26/30	165	152
	Mastercard Inc.	2.000%	11/18/31	110	89
	Mastercard Inc.	3.650%	6/1/49	165	131
	Mastercard Inc.	3.850%	3/26/50	185	151
	MetLife Inc.	4.550%	3/23/30	215	210
	MetLife Inc.	5.375%	7/15/33	125	125
	MetLife Inc.	6.375%	6/15/34	55	59
	MetLife Inc.	5.700%	6/15/35	165	169
[1]	MetLife Inc.	6.400%	12/15/36	140	138
	MetLife Inc.	5.875%	2/6/41	90	92
	MetLife Inc.	4.125%	8/13/42	90	74
	MetLife Inc.	4.875%	11/13/43	105	95
	MetLife Inc.	4.050%	3/1/45	120	97
	MetLife Inc.	4.600%	5/13/46	80	70
	MetLife Inc.	5.000%	7/15/52	115	105
	MetLife Inc.	5.250%	1/15/54	110	104
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	355	340
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	198	193
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	195	182
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	170	170
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	250	241
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	150	140
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	145	138
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	355	319
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	80	75
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	190	170
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	360	326
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	120	114
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	200	197
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	145	138
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	100	100
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	100	100
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	235	219
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	285	254
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	140	119
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	200	162
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	205	164
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	35	28
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	175	144
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	160	156
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	120	120
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	70	70
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	200	198
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	170	139
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	190	180
	Mizuho Financial Group Inc.	1.234%	5/22/27	215	193
	Mizuho Financial Group Inc.	1.554%	7/9/27	130	117
	Mizuho Financial Group Inc.	3.170%	9/11/27	135	125
	Mizuho Financial Group Inc.	4.018%	3/5/28	265	251
	Mizuho Financial Group Inc.	5.414%	9/13/28	35	35
	Mizuho Financial Group Inc.	5.667%	5/27/29	40	40
	Mizuho Financial Group Inc.	5.778%	7/6/29	200	202
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	350	330
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	120	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	170	137
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	110	87
	Mizuho Financial Group Inc.	2.564%	9/13/31	130	102
	Mizuho Financial Group Inc.	5.669%	9/13/33	25	25
	Mizuho Financial Group Inc.	5.748%	7/6/34	200	199
[1]	Morgan Stanley	4.000%	7/23/25	305	298
	Morgan Stanley	5.000%	11/24/25	235	232
[1]	Morgan Stanley	3.875%	1/27/26	335	326
[1]	Morgan Stanley	2.630%	2/18/26	290	279
[1]	Morgan Stanley	2.188%	4/28/26	375	357
	Morgan Stanley	4.679%	7/17/26	200	197
[1]	Morgan Stanley	3.125%	7/27/26	420	397
[1]	Morgan Stanley	4.350%	9/8/26	305	296
	Morgan Stanley	6.138%	10/16/26	200	202
	Morgan Stanley	0.985%	12/10/26	345	313
	Morgan Stanley	3.625%	1/20/27	591	564
	Morgan Stanley	5.050%	1/28/27	205	203
	Morgan Stanley	3.950%	4/23/27	340	323
	Morgan Stanley	1.593%	5/4/27	440	399
[1]	Morgan Stanley	1.512%	7/20/27	300	269
	Morgan Stanley	2.475%	1/21/28	185	169
	Morgan Stanley	4.210%	4/20/28	305	293
[1]	Morgan Stanley	3.591%	7/22/28	415	388
	Morgan Stanley	6.296%	10/18/28	235	242
[1]	Morgan Stanley	3.772%	1/24/29	450	420
	Morgan Stanley	5.123%	2/1/29	320	315
[1]	Morgan Stanley	5.164%	4/20/29	320	315
	Morgan Stanley	5.449%	7/20/29	300	299
	Morgan Stanley	6.407%	11/1/29	250	259
[1]	Morgan Stanley	4.431%	1/23/30	400	380
[1]	Morgan Stanley	2.699%	1/22/31	395	334
[1]	Morgan Stanley	3.622%	4/1/31	330	293
[1]	Morgan Stanley	1.794%	2/13/32	360	276
	Morgan Stanley	7.250%	4/1/32	125	142
[1]	Morgan Stanley	1.928%	4/28/32	250	192
[1]	Morgan Stanley	2.239%	7/21/32	390	305
[1]	Morgan Stanley	2.511%	10/20/32	265	210
	Morgan Stanley	2.943%	1/21/33	320	261
	Morgan Stanley	4.889%	7/20/33	225	211
	Morgan Stanley	6.342%	10/18/33	440	456
[1]	Morgan Stanley	5.250%	4/21/34	455	436
[1]	Morgan Stanley	5.424%	7/21/34	300	291
	Morgan Stanley	6.627%	11/1/34	250	265
	Morgan Stanley	2.484%	9/16/36	510	385
	Morgan Stanley	5.297%	4/20/37	250	232
	Morgan Stanley	5.948%	1/19/38	210	204
[1]	Morgan Stanley	3.971%	7/22/38	225	188
[1]	Morgan Stanley	4.457%	4/22/39	115	101
	Morgan Stanley	3.217%	4/22/42	300	218
	Morgan Stanley	6.375%	7/24/42	250	273
	Morgan Stanley	4.300%	1/27/45	315	265
	Morgan Stanley	4.375%	1/22/47	270	227
[1]	Morgan Stanley	5.597%	3/24/51	280	283
[1]	Morgan Stanley	2.802%	1/25/52	340	212
	Morgan Stanley Bank NA	5.479%	7/16/25	100	100
[1]	Morgan Stanley Bank NA	4.754%	4/21/26	95	94
[1]	Morgan Stanley Bank NA	5.882%	10/30/26	100	102
	Nasdaq Inc.	5.350%	6/28/28	115	115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nasdaq Inc.	5.550%	2/15/34	155	155
	Nasdaq Inc.	5.950%	8/15/53	85	86
	Nasdaq Inc.	6.100%	6/28/63	85	86
	National Australia Bank Ltd.	5.200%	5/13/25	250	250
	National Australia Bank Ltd.	3.500%	6/9/25	95	93
	National Australia Bank Ltd.	3.375%	1/14/26	150	145
[1]	National Australia Bank Ltd.	2.500%	7/12/26	85	80
	National Australia Bank Ltd.	3.905%	6/9/27	40	38
	National Australia Bank Ltd.	4.944%	1/12/28	400	396
	National Bank of Canada	5.250%	1/17/25	60	60
	NatWest Group plc	4.800%	4/5/26	310	304
	NatWest Group plc	7.472%	11/10/26	100	103
	NatWest Group plc	5.847%	3/2/27	30	30
	NatWest Group plc	1.642%	6/14/27	100	90
[1]	NatWest Group plc	3.073%	5/22/28	215	196
	NatWest Group plc	5.516%	9/30/28	25	25
[1]	NatWest Group plc	4.892%	5/18/29	275	263
	NatWest Group plc	5.808%	9/13/29	200	199
[1]	NatWest Group plc	5.076%	1/27/30	355	340
[1]	NatWest Group plc	4.445%	5/8/30	175	162
	NatWest Group plc	6.016%	3/2/34	100	100
[1]	NatWest Group plc	3.032%	11/28/35	80	62
	Nomura Holdings Inc.	2.648%	1/16/25	85	82
	Nomura Holdings Inc.	5.099%	7/3/25	85	84
	Nomura Holdings Inc.	1.851%	7/16/25	205	192
	Nomura Holdings Inc.	1.653%	7/14/26	210	189
	Nomura Holdings Inc.	2.329%	1/22/27	215	194
	Nomura Holdings Inc.	6.070%	7/12/28	100	101
	Nomura Holdings Inc.	2.172%	7/14/28	150	128
	Nomura Holdings Inc.	3.103%	1/16/30	75	64
	Nomura Holdings Inc.	2.679%	7/16/30	125	103
	Nomura Holdings Inc.	2.608%	7/14/31	130	103
	Nomura Holdings Inc.	2.999%	1/22/32	105	85
	Nomura Holdings Inc.	6.181%	1/18/33	135	138
	Northern Trust Corp.	3.950%	10/30/25	115	112
	Northern Trust Corp.	4.000%	5/10/27	170	165
	Northern Trust Corp.	1.950%	5/1/30	120	99
	Northern Trust Corp.	6.125%	11/2/32	135	139
	PayPal Holdings Inc.	1.650%	6/1/25	130	123
	PayPal Holdings Inc.	2.650%	10/1/26	135	127
	PayPal Holdings Inc.	2.850%	10/1/29	150	133
	PayPal Holdings Inc.	2.300%	6/1/30	140	118
	PayPal Holdings Inc.	4.400%	6/1/32	115	110
	PayPal Holdings Inc.	3.250%	6/1/50	225	158
	PayPal Holdings Inc.	5.050%	6/1/52	125	120
[1]	PNC Bank NA	2.950%	2/23/25	140	135
[1]	PNC Bank NA	3.100%	10/25/27	60	55
[1]	PNC Bank NA	4.050%	7/26/28	205	191
[1]	PNC Bank NA	2.700%	10/22/29	95	80
	PNC Financial Services Group Inc.	5.812%	6/12/26	110	110
	PNC Financial Services Group Inc.	2.600%	7/23/26	175	163
	PNC Financial Services Group Inc.	4.758%	1/26/27	140	137
	PNC Financial Services Group Inc.	3.150%	5/19/27	111	104
	PNC Financial Services Group Inc.	6.615%	10/20/27	175	179
	PNC Financial Services Group Inc.	5.354%	12/2/28	150	148
	PNC Financial Services Group Inc.	3.450%	4/23/29	215	196
	PNC Financial Services Group Inc.	5.582%	6/12/29	360	358
	PNC Financial Services Group Inc.	2.550%	1/22/30	225	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	2.307%	4/23/32	50	41
	PNC Financial Services Group Inc.	4.626%	6/6/33	85	76
	PNC Financial Services Group Inc.	6.037%	10/28/33	195	195
	PNC Financial Services Group Inc.	5.068%	1/24/34	170	159
	PNC Financial Services Group Inc.	5.939%	8/18/34	100	99
	PNC Financial Services Group Inc.	6.875%	10/20/34	300	319
	Progressive Corp.	4.125%	4/15/47	210	172
[1]	Prudential Financial Inc.	5.700%	12/14/36	200	207
[1]	Prudential Financial Inc.	5.375%	5/15/45	90	87
[1]	Prudential Financial Inc.	4.500%	9/15/47	50	45
	Prudential Financial Inc.	3.905%	12/7/47	150	114
[1]	Prudential Financial Inc.	5.700%	9/15/48	130	121
	Prudential Financial Inc.	3.935%	12/7/49	180	136
[1]	Prudential Financial Inc.	4.350%	2/25/50	115	93
[1]	Prudential Financial Inc.	3.700%	10/1/50	15	12
[1]	Prudential Financial Inc.	3.700%	3/13/51	200	147
	Prudential Financial Inc.	5.125%	3/1/52	220	195
	Prudential Financial Inc.	6.000%	9/1/52	100	95
	Prudential Funding Asia plc	3.125%	4/14/30	140	122
	Raymond James Financial Inc.	4.950%	7/15/46	110	95
	Raymond James Financial Inc.	3.750%	4/1/51	140	99
	Regions Financial Corp.	2.250%	5/18/25	115	108
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	85	83
[1]	Royal Bank of Canada	1.600%	1/21/25	110	105
	Royal Bank of Canada	3.375%	4/14/25	215	209
[1]	Royal Bank of Canada	4.950%	4/25/25	200	199
[1]	Royal Bank of Canada	1.150%	6/10/25	200	188
[1]	Royal Bank of Canada	4.875%	1/12/26	155	154
[1]	Royal Bank of Canada	0.875%	1/20/26	190	173
[1]	Royal Bank of Canada	4.650%	1/27/26	95	93
	Royal Bank of Canada	1.200%	4/27/26	150	136
[1]	Royal Bank of Canada	1.150%	7/14/26	210	189
[1]	Royal Bank of Canada	5.200%	7/20/26	50	50
[1]	Royal Bank of Canada	1.400%	11/2/26	164	147
	Royal Bank of Canada	3.625%	5/4/27	205	195
[1]	Royal Bank of Canada	4.240%	8/3/27	210	204
[1]	Royal Bank of Canada	6.000%	11/1/27	165	170
[1]	Royal Bank of Canada	4.900%	1/12/28	105	104
[1]	Royal Bank of Canada	5.200%	8/1/28	50	50
[1]	Royal Bank of Canada	2.300%	11/3/31	170	137
	Royal Bank of Canada	3.875%	5/4/32	95	85
[1]	Royal Bank of Canada	5.000%	2/1/33	320	308
[1]	Royal Bank of Canada	5.000%	5/2/33	110	106
	Santander Holdings USA Inc.	3.450%	6/2/25	215	206
	Santander Holdings USA Inc.	4.500%	7/17/25	110	107
	Santander Holdings USA Inc.	3.244%	10/5/26	115	106
	Santander Holdings USA Inc.	4.400%	7/13/27	140	133
	Santander Holdings USA Inc.	2.490%	1/6/28	170	152
	Santander Holdings USA Inc.	6.499%	3/9/29	130	131
[1]	Santander UK Group Holdings plc	1.532%	8/21/26	150	138
	Santander UK Group Holdings plc	6.833%	11/21/26	200	202
	Santander UK Group Holdings plc	1.673%	6/14/27	215	192
	Santander UK Group Holdings plc	2.469%	1/11/28	160	143
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	195	179
	Santander UK Group Holdings plc	6.534%	1/10/29	80	81
	State Street Corp.	3.300%	12/16/24	100	98
	State Street Corp.	3.550%	8/18/25	145	141
	State Street Corp.	5.104%	5/18/26	125	124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	2.650%	5/19/26	75	71
	State Street Corp.	5.272%	8/3/26	115	115
	State Street Corp.	5.684%	11/21/29	125	126
	State Street Corp.	2.400%	1/24/30	240	207
	State Street Corp.	2.200%	3/3/31	90	72
	State Street Corp.	4.164%	8/4/33	95	86
	State Street Corp.	4.821%	1/26/34	75	70
	State Street Corp.	5.159%	5/18/34	85	82
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	130	125
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	280	262
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	135	123
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	200	200
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	155	149
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	260	242
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	525	471
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	220	206
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	60	57
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	125	117
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	150	139
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	150	151
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	160	149
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	200	203
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	60	56
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/28	60	61
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	245	209
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	405	357
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	100	101
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	100	85
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	290	236
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	205	164
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	101	80
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	200	203
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	35	36
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	55	38
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	200	209
[1]	Synchrony Bank	5.400%	8/22/25	250	242
	Synchrony Financial	4.875%	6/13/25	45	43
	Synchrony Financial	4.500%	7/23/25	82	79
	Synchrony Financial	3.950%	12/1/27	100	90
	Synchrony Financial	2.875%	10/28/31	90	67
[1]	Toronto-Dominion Bank	1.450%	1/10/25	225	215
	Toronto-Dominion Bank	3.766%	6/6/25	230	224
[1]	Toronto-Dominion Bank	1.150%	6/12/25	90	84
[1]	Toronto-Dominion Bank	0.750%	9/11/25	240	221
[1]	Toronto-Dominion Bank	0.750%	1/6/26	230	209
	Toronto-Dominion Bank	5.103%	1/9/26	140	140
[1]	Toronto-Dominion Bank	1.200%	6/3/26	180	163
[1]	Toronto-Dominion Bank	5.532%	7/17/26	185	186
[1]	Toronto-Dominion Bank	1.250%	9/10/26	160	144
[1]	Toronto-Dominion Bank	1.950%	1/12/27	140	127
[1]	Toronto-Dominion Bank	2.800%	3/10/27	160	148
	Toronto-Dominion Bank	4.108%	6/8/27	190	183
[1]	Toronto-Dominion Bank	4.693%	9/15/27	190	186
	Toronto-Dominion Bank	5.156%	1/10/28	105	104
[1]	Toronto-Dominion Bank	5.523%	7/17/28	160	161
[1]	Toronto-Dominion Bank	2.000%	9/10/31	130	103
[1]	Toronto-Dominion Bank	3.625%	9/15/31	225	211
[1]	Toronto-Dominion Bank	3.200%	3/10/32	265	224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toronto-Dominion Bank	4.456%	6/8/32	190	177
[1]	Travelers Cos. Inc.	6.250%	6/15/37	120	130
	Travelers Cos. Inc.	5.350%	11/1/40	40	40
	Travelers Cos. Inc.	3.050%	6/8/51	110	74
	Travelers Cos. Inc.	5.450%	5/25/53	90	90
[1]	Truist Bank	2.150%	12/6/24	155	149
[1]	Truist Bank	1.500%	3/10/25	180	170
[1]	Truist Bank	3.625%	9/16/25	155	148
[1]	Truist Bank	3.300%	5/15/26	170	159
[1]	Truist Bank	3.800%	10/30/26	155	145
[1]	Truist Bank	2.250%	3/11/30	145	115
	Truist Financial Corp.	4.000%	5/1/25	20	20
[1]	Truist Financial Corp.	3.700%	6/5/25	95	92
[1]	Truist Financial Corp.	1.200%	8/5/25	135	125
[1]	Truist Financial Corp.	4.260%	7/28/26	130	126
[1]	Truist Financial Corp.	5.900%	10/28/26	60	60
[1]	Truist Financial Corp.	1.267%	3/2/27	135	121
[1]	Truist Financial Corp.	6.047%	6/8/27	130	130
[1]	Truist Financial Corp.	1.125%	8/3/27	10	9
[1]	Truist Financial Corp.	4.123%	6/6/28	60	56
[1]	Truist Financial Corp.	4.873%	1/26/29	195	187
[1]	Truist Financial Corp.	1.887%	6/7/29	165	138
[1]	Truist Financial Corp.	7.161%	10/30/29	205	214
[1]	Truist Financial Corp.	1.950%	6/5/30	85	68
[1]	Truist Financial Corp.	4.916%	7/28/33	100	89
[1]	Truist Financial Corp.	6.123%	10/28/33	335	330
[1]	Truist Financial Corp.	5.122%	1/26/34	105	97
[1]	Truist Financial Corp.	5.867%	6/8/34	130	127
	UBS AG	5.650%	9/11/28	200	202
	UBS AG	4.500%	6/26/48	150	135
	UBS Group AG	3.750%	3/26/25	305	296
	UBS Group AG	4.550%	4/17/26	265	258
	UBS Group AG	4.875%	5/15/45	210	185
	US Bancorp	1.450%	5/12/25	100	94
[1]	US Bancorp	3.950%	11/17/25	260	253
[1]	US Bancorp	3.100%	4/27/26	205	194
[1]	US Bancorp	2.375%	7/22/26	105	97
	US Bancorp	5.727%	10/21/26	190	189
[1]	US Bancorp	3.150%	4/27/27	170	159
	US Bancorp	6.787%	10/26/27	120	124
[1]	US Bancorp	2.215%	1/27/28	120	109
[1]	US Bancorp	3.900%	4/26/28	135	127
[1]	US Bancorp	4.548%	7/22/28	195	188
	US Bancorp	4.653%	2/1/29	95	91
	US Bancorp	5.775%	6/12/29	195	195
[1]	US Bancorp	3.000%	7/30/29	110	95
[1]	US Bancorp	1.375%	7/22/30	143	110
[1]	US Bancorp	2.677%	1/27/33	95	75
[1]	US Bancorp	4.967%	7/22/33	150	134
	US Bancorp	5.850%	10/21/33	500	493
	US Bancorp	4.839%	2/1/34	115	105
	US Bancorp	5.836%	6/12/34	150	148
	US Bancorp	2.491%	11/3/36	155	115
[1]	US Bank NA	2.050%	1/21/25	165	159
[1]	US Bank NA	2.800%	1/27/25	105	102
	Visa Inc.	3.150%	12/14/25	430	415
	Visa Inc.	1.900%	4/15/27	270	247
	Visa Inc.	2.750%	9/15/27	200	187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Visa Inc.	2.050%	4/15/30	215	183
	Visa Inc.	1.100%	2/15/31	135	106
	Visa Inc.	4.150%	12/14/35	325	306
	Visa Inc.	2.700%	4/15/40	60	44
	Visa Inc.	4.300%	12/14/45	390	348
	Visa Inc.	3.650%	9/15/47	130	103
	Visa Inc.	2.000%	8/15/50	160	93
	Wachovia Corp.	5.500%	8/1/35	125	120
[1]	Wells Fargo & Co.	3.000%	2/19/25	330	320
[1]	Wells Fargo & Co.	3.550%	9/29/25	770	745
[1]	Wells Fargo & Co.	2.164%	2/11/26	420	401
	Wells Fargo & Co.	3.000%	4/22/26	390	369
[1]	Wells Fargo & Co.	3.908%	4/25/26	200	195
[1]	Wells Fargo & Co.	2.188%	4/30/26	235	223
[1]	Wells Fargo & Co.	4.100%	6/3/26	240	231
[1]	Wells Fargo & Co.	4.540%	8/15/26	150	147
	Wells Fargo & Co.	3.000%	10/23/26	295	276
[1]	Wells Fargo & Co.	3.196%	6/17/27	350	330
[1]	Wells Fargo & Co.	4.300%	7/22/27	350	336
[1]	Wells Fargo & Co.	3.526%	3/24/28	620	581
[1]	Wells Fargo & Co.	3.584%	5/22/28	280	262
[1]	Wells Fargo & Co.	2.393%	6/2/28	600	539
[1]	Wells Fargo & Co.	4.808%	7/25/28	360	351
[1]	Wells Fargo & Co.	4.150%	1/24/29	195	185
[1]	Wells Fargo & Co.	5.574%	7/25/29	500	500
	Wells Fargo & Co.	6.303%	10/23/29	340	350
[1]	Wells Fargo & Co.	2.879%	10/30/30	500	430
[1]	Wells Fargo & Co.	2.572%	2/11/31	375	313
[1]	Wells Fargo & Co.	4.478%	4/4/31	325	303
[1]	Wells Fargo & Co.	3.350%	3/2/33	420	352
[1]	Wells Fargo & Co.	4.897%	7/25/33	520	487
	Wells Fargo & Co.	5.389%	4/24/34	620	597
[1]	Wells Fargo & Co.	5.557%	7/25/34	555	540
	Wells Fargo & Co.	6.491%	10/23/34	250	261
[1]	Wells Fargo & Co.	3.068%	4/30/41	480	344
	Wells Fargo & Co.	5.375%	11/2/43	270	245
	Wells Fargo & Co.	5.606%	1/15/44	365	340
[1]	Wells Fargo & Co.	4.650%	11/4/44	180	148
	Wells Fargo & Co.	3.900%	5/1/45	270	209
[1]	Wells Fargo & Co.	4.900%	11/17/45	280	238
[1]	Wells Fargo & Co.	4.400%	6/14/46	230	179
[1]	Wells Fargo & Co.	4.750%	12/7/46	240	197
[1]	Wells Fargo & Co.	5.013%	4/4/51	755	673
[1]	Wells Fargo & Co.	4.611%	4/25/53	475	398
[1]	Wells Fargo Bank NA	5.550%	8/1/25	250	251
[1]	Wells Fargo Bank NA	5.450%	8/7/26	265	267
[1]	Wells Fargo Bank NA	5.850%	2/1/37	115	115
[1]	Wells Fargo Bank NA	6.600%	1/15/38	145	153
	Westpac Banking Corp.	2.350%	2/19/25	90	87
	Westpac Banking Corp.	5.512%	11/17/25	125	126
	Westpac Banking Corp.	2.850%	5/13/26	205	195
	Westpac Banking Corp.	1.150%	6/3/26	245	222
	Westpac Banking Corp.	2.700%	8/19/26	80	75
	Westpac Banking Corp.	3.350%	3/8/27	180	171
	Westpac Banking Corp.	4.043%	8/26/27	50	49
	Westpac Banking Corp.	5.457%	11/18/27	315	319
	Westpac Banking Corp.	3.400%	1/25/28	50	47
	Westpac Banking Corp.	1.953%	11/20/28	280	241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	2.650%	1/16/30	95	83
[1]	Westpac Banking Corp.	2.894%	2/4/30	250	239
	Westpac Banking Corp.	2.150%	6/3/31	80	65
[1]	Westpac Banking Corp.	4.322%	11/23/31	255	241
	Westpac Banking Corp.	5.405%	8/10/33	120	113
	Westpac Banking Corp.	6.820%	11/17/33	95	99
	Westpac Banking Corp.	4.110%	7/24/34	125	111
	Westpac Banking Corp.	2.668%	11/15/35	200	155
	Westpac Banking Corp.	3.020%	11/18/36	205	159
	Westpac Banking Corp.	4.421%	7/24/39	120	96
	Westpac Banking Corp.	2.963%	11/16/40	90	57
	Westpac Banking Corp.	3.133%	11/18/41	100	64
	Willis North America Inc.	4.650%	6/15/27	175	170
	Willis North America Inc.	5.350%	5/15/33	50	49
					201,573
Health Care (14.9%)
	Abbott Laboratories	2.950%	3/15/25	190	185
	Abbott Laboratories	3.750%	11/30/26	255	249
	Abbott Laboratories	4.750%	11/30/36	210	205
	Abbott Laboratories	4.900%	11/30/46	370	357
	AbbVie Inc.	3.800%	3/15/25	415	407
	AbbVie Inc.	3.600%	5/14/25	527	514
	AbbVie Inc.	3.200%	5/14/26	190	182
	AbbVie Inc.	2.950%	11/21/26	495	469
	AbbVie Inc.	4.250%	11/14/28	180	175
	AbbVie Inc.	3.200%	11/21/29	620	563
	AbbVie Inc.	4.550%	3/15/35	255	241
	AbbVie Inc.	4.500%	5/14/35	325	306
	AbbVie Inc.	4.300%	5/14/36	230	211
	AbbVie Inc.	4.050%	11/21/39	395	339
	AbbVie Inc.	4.400%	11/6/42	360	316
	AbbVie Inc.	4.850%	6/15/44	215	199
	AbbVie Inc.	4.750%	3/15/45	150	136
	AbbVie Inc.	4.700%	5/14/45	380	343
	AbbVie Inc.	4.450%	5/14/46	265	231
	AbbVie Inc.	4.875%	11/14/48	230	213
	AbbVie Inc.	4.250%	11/21/49	690	581
	Aetna Inc.	6.625%	6/15/36	100	108
	Aetna Inc.	3.875%	8/15/47	150	110
	Agilent Technologies Inc.	2.300%	3/12/31	105	87
	Amgen Inc.	5.250%	3/2/25	275	274
	Amgen Inc.	3.125%	5/1/25	130	126
	Amgen Inc.	5.507%	3/2/26	80	80
	Amgen Inc.	2.600%	8/19/26	185	173
	Amgen Inc.	2.200%	2/21/27	285	262
	Amgen Inc.	3.200%	11/2/27	195	183
	Amgen Inc.	5.150%	3/2/28	505	506
	Amgen Inc.	1.650%	8/15/28	100	86
	Amgen Inc.	3.000%	2/22/29	105	96
	Amgen Inc.	4.050%	8/18/29	105	100
	Amgen Inc.	2.450%	2/21/30	145	125
	Amgen Inc.	5.250%	3/2/30	325	327
	Amgen Inc.	2.300%	2/25/31	185	153
	Amgen Inc.	2.000%	1/15/32	115	90
	Amgen Inc.	3.350%	2/22/32	95	83
	Amgen Inc.	4.200%	3/1/33	50	46
	Amgen Inc.	5.250%	3/2/33	565	559
	Amgen Inc.	3.150%	2/21/40	200	148

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Amgen Inc.	2.800%	8/15/41	130	89
Amgen Inc.	5.600%	3/2/43	370	362
Amgen Inc.	4.400%	5/1/45	370	307
Amgen Inc.	4.563%	6/15/48	170	144
Amgen Inc.	3.375%	2/21/50	225	156
Amgen Inc.	4.663%	6/15/51	390	333
Amgen Inc.	3.000%	1/15/52	170	110
Amgen Inc.	4.200%	2/22/52	150	118
Amgen Inc.	4.875%	3/1/53	110	97
Amgen Inc.	5.650%	3/2/53	585	577
Amgen Inc.	2.770%	9/1/53	115	68
Amgen Inc.	4.400%	2/22/62	110	87
Amgen Inc.	5.750%	3/2/63	405	397
AstraZeneca Finance LLC	1.200%	5/28/26	130	119
AstraZeneca Finance LLC	4.875%	3/3/28	120	120
AstraZeneca Finance LLC	1.750%	5/28/28	145	128
AstraZeneca Finance LLC	2.250%	5/28/31	70	58
AstraZeneca plc	3.375%	11/16/25	280	271
AstraZeneca plc	0.700%	4/8/26	125	114
AstraZeneca plc	3.125%	6/12/27	145	137
AstraZeneca plc	4.000%	1/17/29	145	140
AstraZeneca plc	1.375%	8/6/30	185	149
AstraZeneca plc	6.450%	9/15/37	330	368
AstraZeneca plc	4.000%	9/18/42	145	123
AstraZeneca plc	4.375%	11/16/45	130	114
AstraZeneca plc	4.375%	8/17/48	107	94
AstraZeneca plc	3.000%	5/28/51	180	125
Baxalta Inc.	4.000%	6/23/25	205	200
Baxter International Inc.	2.600%	8/15/26	116	108
Baxter International Inc.	1.915%	2/1/27	165	149
Baxter International Inc.	2.272%	12/1/28	140	121
Baxter International Inc.	2.539%	2/1/32	190	152
Baxter International Inc.	3.132%	12/1/51	90	57
Becton Dickinson & Co.	3.734%	12/15/24	100	98
Becton Dickinson & Co.	3.700%	6/6/27	229	218
Becton Dickinson & Co.	4.693%	2/13/28	35	35
Becton Dickinson & Co.	2.823%	5/20/30	150	130
Becton Dickinson & Co.	1.957%	2/11/31	125	100
Becton Dickinson & Co.	4.685%	12/15/44	80	70
Becton Dickinson & Co.	4.669%	6/6/47	250	218
Biogen Inc.	4.050%	9/15/25	55	54
Biogen Inc.	2.250%	5/1/30	520	428
Biogen Inc.	3.150%	5/1/50	215	139
Bio-Rad Laboratories Inc.	3.700%	3/15/32	125	107
Boston Scientific Corp.	2.650%	6/1/30	235	203
Bristol-Myers Squibb Co.	0.750%	11/13/25	145	134
Bristol-Myers Squibb Co.	3.200%	6/15/26	247	238
Bristol-Myers Squibb Co.	1.125%	11/13/27	145	126
Bristol-Myers Squibb Co.	3.900%	2/20/28	160	155
Bristol-Myers Squibb Co.	3.400%	7/26/29	282	262
Bristol-Myers Squibb Co.	1.450%	11/13/30	110	87
Bristol-Myers Squibb Co.	5.750%	2/1/31	30	31
Bristol-Myers Squibb Co.	2.950%	3/15/32	215	185
Bristol-Myers Squibb Co.	4.125%	6/15/39	235	202
Bristol-Myers Squibb Co.	2.350%	11/13/40	45	30
Bristol-Myers Squibb Co.	3.550%	3/15/42	215	167
Bristol-Myers Squibb Co.	4.350%	11/15/47	160	134
Bristol-Myers Squibb Co.	4.550%	2/20/48	177	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	4.250%	10/26/49	425	352
	Bristol-Myers Squibb Co.	2.550%	11/13/50	255	152
	Bristol-Myers Squibb Co.	3.700%	3/15/52	260	194
	Bristol-Myers Squibb Co.	6.250%	11/15/53	155	169
	Bristol-Myers Squibb Co.	3.900%	3/15/62	235	173
	Bristol-Myers Squibb Co.	6.400%	11/15/63	125	138
	Cardinal Health Inc.	3.410%	6/15/27	50	47
	Cencora Inc.	3.450%	12/15/27	160	151
	Cencora Inc.	2.700%	3/15/31	155	130
	Centene Corp.	4.250%	12/15/27	55	52
	Centene Corp.	2.450%	7/15/28	215	186
	Centene Corp.	4.625%	12/15/29	300	279
	Centene Corp.	3.375%	2/15/30	620	536
	Centene Corp.	3.000%	10/15/30	160	133
	Centene Corp.	2.500%	3/1/31	125	100
	Centene Corp.	2.625%	8/1/31	455	361
[1]	Cigna Group	3.250%	4/15/25	155	150
	Cigna Group	4.125%	11/15/25	190	186
[1]	Cigna Group	4.500%	2/25/26	237	233
[1]	Cigna Group	3.400%	3/1/27	100	95
	Cigna Group	4.375%	10/15/28	405	391
	Cigna Group	2.400%	3/15/30	241	204
	Cigna Group	2.375%	3/15/31	195	160
	Cigna Group	5.400%	3/15/33	70	70
	Cigna Group	4.800%	8/15/38	275	254
	Cigna Group	3.200%	3/15/40	90	67
[1]	Cigna Group	4.800%	7/15/46	150	132
[1]	Cigna Group	3.875%	10/15/47	215	163
	Cigna Group	4.900%	12/15/48	380	337
	Cigna Group	3.400%	3/15/50	225	155
	Cigna Group	3.400%	3/15/51	225	154
	CVS Health Corp.	4.100%	3/25/25	140	138
	CVS Health Corp.	3.875%	7/20/25	350	341
	CVS Health Corp.	5.000%	2/20/26	110	109
	CVS Health Corp.	2.875%	6/1/26	232	219
	CVS Health Corp.	3.000%	8/15/26	210	198
	CVS Health Corp.	3.625%	4/1/27	180	171
	CVS Health Corp.	1.300%	8/21/27	305	265
	CVS Health Corp.	4.300%	3/25/28	595	576
	CVS Health Corp.	5.000%	1/30/29	115	114
	CVS Health Corp.	3.250%	8/15/29	340	306
	CVS Health Corp.	5.125%	2/21/30	150	148
	CVS Health Corp.	3.750%	4/1/30	240	220
	CVS Health Corp.	1.750%	8/21/30	190	152
	CVS Health Corp.	5.250%	1/30/31	85	85
	CVS Health Corp.	1.875%	2/28/31	170	134
	CVS Health Corp.	2.125%	9/15/31	120	95
	CVS Health Corp.	5.250%	2/21/33	500	492
	CVS Health Corp.	5.300%	6/1/33	210	207
	CVS Health Corp.	4.780%	3/25/38	655	589
	CVS Health Corp.	4.125%	4/1/40	125	101
	CVS Health Corp.	2.700%	8/21/40	195	130
	CVS Health Corp.	5.300%	12/5/43	60	55
	CVS Health Corp.	5.125%	7/20/45	410	364
	CVS Health Corp.	5.050%	3/25/48	990	869
	CVS Health Corp.	4.250%	4/1/50	165	128
	CVS Health Corp.	5.625%	2/21/53	65	62
	CVS Health Corp.	5.875%	6/1/53	35	34

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CVS Health Corp.	6.000%	6/1/63	85	83
Danaher Corp.	2.600%	10/1/50	145	89
Danaher Corp.	2.800%	12/10/51	20	13
DENTSPLY SIRONA Inc.	3.250%	6/1/30	90	77
DH Europe Finance II Sarl	2.600%	11/15/29	145	127
DH Europe Finance II Sarl	3.250%	11/15/39	160	124
DH Europe Finance II Sarl	3.400%	11/15/49	115	83
Elevance Health Inc.	3.350%	12/1/24	105	103
Elevance Health Inc.	2.375%	1/15/25	200	193
Elevance Health Inc.	1.500%	3/15/26	85	78
Elevance Health Inc.	3.650%	12/1/27	172	164
Elevance Health Inc.	4.101%	3/1/28	170	164
Elevance Health Inc.	2.875%	9/15/29	110	98
Elevance Health Inc.	2.250%	5/15/30	135	113
Elevance Health Inc.	2.550%	3/15/31	115	96
Elevance Health Inc.	4.750%	2/15/33	130	125
Elevance Health Inc.	4.625%	5/15/42	140	123
Elevance Health Inc.	4.650%	1/15/43	160	140
Elevance Health Inc.	4.650%	8/15/44	100	87
Elevance Health Inc.	4.375%	12/1/47	185	154
Elevance Health Inc.	4.550%	3/1/48	130	111
Elevance Health Inc.	3.700%	9/15/49	125	92
Elevance Health Inc.	3.125%	5/15/50	130	86
Elevance Health Inc.	3.600%	3/15/51	140	101
Elevance Health Inc.	6.100%	10/15/52	90	95
Elevance Health Inc.	5.125%	2/15/53	105	97
Eli Lilly & Co.	3.375%	3/15/29	77	73
Eli Lilly & Co.	4.700%	2/27/33	50	50
Eli Lilly & Co.	3.950%	3/15/49	45	38
Eli Lilly & Co.	2.250%	5/15/50	206	124
Eli Lilly & Co.	4.875%	2/27/53	275	267
Eli Lilly & Co.	2.500%	9/15/60	165	95
Eli Lilly & Co.	4.950%	2/27/63	50	48
GE HealthCare Technologies Inc.	5.650%	11/15/27	410	415
GE HealthCare Technologies Inc.	5.857%	3/15/30	35	36
GE HealthCare Technologies Inc.	5.905%	11/22/32	70	71
GE HealthCare Technologies Inc.	6.377%	11/22/52	220	236
Gilead Sciences Inc.	3.500%	2/1/25	145	142
Gilead Sciences Inc.	3.650%	3/1/26	222	215
Gilead Sciences Inc.	2.950%	3/1/27	140	131
Gilead Sciences Inc.	1.200%	10/1/27	160	139
Gilead Sciences Inc.	1.650%	10/1/30	180	146
Gilead Sciences Inc.	5.250%	10/15/33	65	65
Gilead Sciences Inc.	4.600%	9/1/35	165	156
Gilead Sciences Inc.	4.000%	9/1/36	135	118
Gilead Sciences Inc.	2.600%	10/1/40	174	120
Gilead Sciences Inc.	5.650%	12/1/41	115	116
Gilead Sciences Inc.	4.800%	4/1/44	285	259
Gilead Sciences Inc.	4.500%	2/1/45	185	161
Gilead Sciences Inc.	4.750%	3/1/46	265	239
Gilead Sciences Inc.	4.150%	3/1/47	185	152
Gilead Sciences Inc.	2.800%	10/1/50	205	131
Gilead Sciences Inc.	5.550%	10/15/53	45	45
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	110	108
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	165	159
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	280	313
GlaxoSmithKline Capital plc	3.375%	6/1/29	90	84
HCA Inc.	5.375%	2/1/25	310	308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.250%	4/15/25	285	283
	HCA Inc.	5.875%	2/15/26	170	170
	HCA Inc.	5.250%	6/15/26	175	173
	HCA Inc.	5.375%	9/1/26	125	124
	HCA Inc.	4.500%	2/15/27	95	92
	HCA Inc.	3.125%	3/15/27	210	195
	HCA Inc.	5.200%	6/1/28	105	104
	HCA Inc.	5.625%	9/1/28	185	185
	HCA Inc.	5.875%	2/1/29	150	151
	HCA Inc.	4.125%	6/15/29	210	195
	HCA Inc.	3.500%	9/1/30	425	374
	HCA Inc.	2.375%	7/15/31	95	76
	HCA Inc.	3.625%	3/15/32	255	220
	HCA Inc.	5.500%	6/1/33	195	192
	HCA Inc.	5.125%	6/15/39	145	130
	HCA Inc.	5.500%	6/15/47	260	234
	HCA Inc.	5.250%	6/15/49	280	243
	HCA Inc.	3.500%	7/15/51	165	108
	HCA Inc.	4.625%	3/15/52	205	162
	HCA Inc.	5.900%	6/1/53	100	95
	Humana Inc.	1.350%	2/3/27	140	124
	Humana Inc.	3.700%	3/23/29	85	80
	Humana Inc.	2.150%	2/3/32	95	75
	Humana Inc.	5.875%	3/1/33	20	20
	Humana Inc.	4.950%	10/1/44	133	118
	Humana Inc.	5.500%	3/15/53	85	82
[2]	IQVIA Inc.	6.250%	2/1/29	160	163
	Johnson & Johnson	2.625%	1/15/25	60	58
	Johnson & Johnson	0.550%	9/1/25	145	135
	Johnson & Johnson	2.450%	3/1/26	250	238
	Johnson & Johnson	2.950%	3/3/27	135	128
	Johnson & Johnson	0.950%	9/1/27	120	105
	Johnson & Johnson	2.900%	1/15/28	245	231
	Johnson & Johnson	1.300%	9/1/30	160	130
	Johnson & Johnson	4.375%	12/5/33	198	198
	Johnson & Johnson	3.550%	3/1/36	105	93
	Johnson & Johnson	3.625%	3/3/37	210	184
	Johnson & Johnson	5.950%	8/15/37	180	199
	Johnson & Johnson	3.400%	1/15/38	160	135
	Johnson & Johnson	2.100%	9/1/40	140	94
	Johnson & Johnson	3.700%	3/1/46	195	161
	Johnson & Johnson	3.750%	3/3/47	115	95
	Johnson & Johnson	3.500%	1/15/48	95	75
	Johnson & Johnson	2.250%	9/1/50	50	31
	Johnson & Johnson	2.450%	9/1/60	155	94
	Laboratory Corp. of America Holdings	3.600%	2/1/25	155	151
	Laboratory Corp. of America Holdings	4.700%	2/1/45	165	141
	Medtronic Global Holdings SCA	4.250%	3/30/28	115	113
	Medtronic Global Holdings SCA	4.500%	3/30/33	175	168
	Medtronic Inc.	4.375%	3/15/35	245	229
	Medtronic Inc.	4.625%	3/15/45	195	177
	Merck & Co. Inc.	2.750%	2/10/25	280	272
	Merck & Co. Inc.	0.750%	2/24/26	175	160
	Merck & Co. Inc.	1.700%	6/10/27	245	221
	Merck & Co. Inc.	1.900%	12/10/28	115	101
	Merck & Co. Inc.	3.400%	3/7/29	160	150
	Merck & Co. Inc.	4.300%	5/17/30	70	68
	Merck & Co. Inc.	1.450%	6/24/30	179	145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	2.150%	12/10/31	205	168
	Merck & Co. Inc.	4.500%	5/17/33	210	203
	Merck & Co. Inc.	3.900%	3/7/39	130	112
	Merck & Co. Inc.	2.350%	6/24/40	115	78
	Merck & Co. Inc.	4.150%	5/18/43	210	181
	Merck & Co. Inc.	4.900%	5/17/44	100	95
	Merck & Co. Inc.	3.700%	2/10/45	245	195
	Merck & Co. Inc.	4.000%	3/7/49	160	132
	Merck & Co. Inc.	2.450%	6/24/50	140	86
	Merck & Co. Inc.	2.750%	12/10/51	300	192
	Merck & Co. Inc.	5.000%	5/17/53	175	168
	Merck & Co. Inc.	2.900%	12/10/61	190	117
	Merck & Co. Inc.	5.150%	5/17/63	125	122
	Mylan Inc.	4.550%	4/15/28	125	118
	Mylan Inc.	5.200%	4/15/48	195	149
	Novartis Capital Corp.	1.750%	2/14/25	125	120
	Novartis Capital Corp.	3.000%	11/20/25	280	270
	Novartis Capital Corp.	2.000%	2/14/27	215	198
	Novartis Capital Corp.	3.100%	5/17/27	220	209
	Novartis Capital Corp.	2.200%	8/14/30	235	201
	Novartis Capital Corp.	4.400%	5/6/44	220	198
	Novartis Capital Corp.	4.000%	11/20/45	115	97
	Novartis Capital Corp.	2.750%	8/14/50	90	60
	Pfizer Inc.	0.800%	5/28/25	155	146
	Pfizer Inc.	2.750%	6/3/26	165	157
	Pfizer Inc.	3.000%	12/15/26	190	180
	Pfizer Inc.	3.600%	9/15/28	85	81
	Pfizer Inc.	3.450%	3/15/29	240	226
	Pfizer Inc.	2.625%	4/1/30	148	130
	Pfizer Inc.	1.700%	5/28/30	70	58
	Pfizer Inc.	1.750%	8/18/31	110	88
	Pfizer Inc.	4.000%	12/15/36	170	153
	Pfizer Inc.	3.900%	3/15/39	95	81
	Pfizer Inc.	7.200%	3/15/39	350	417
	Pfizer Inc.	2.550%	5/28/40	230	161
	Pfizer Inc.	4.300%	6/15/43	170	148
	Pfizer Inc.	4.400%	5/15/44	150	134
	Pfizer Inc.	4.125%	12/15/46	140	118
	Pfizer Inc.	4.200%	9/15/48	175	149
	Pfizer Inc.	4.000%	3/15/49	185	155
	Pfizer Inc.	2.700%	5/28/50	220	144
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	220	219
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	210	208
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	400	393
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	325	319
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	575	559
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	335	322
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	790	771
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	490	472
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	115	64
	Quest Diagnostics Inc.	2.950%	6/30/30	110	95
	Quest Diagnostics Inc.	6.400%	11/30/33	95	101
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	150	119
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	185	112
	Revvity Inc.	3.300%	9/15/29	175	154
	Royalty Pharma plc	1.200%	9/2/25	135	125
	Royalty Pharma plc	1.750%	9/2/27	145	127
	Royalty Pharma plc	2.200%	9/2/30	85	69

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royalty Pharma plc	3.300%	9/2/40	175	123
	Royalty Pharma plc	3.550%	9/2/50	120	79
	Sanofi SA	3.625%	6/19/28	170	163
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	370	352
	Smith & Nephew plc	2.032%	10/14/30	120	95
	Stryker Corp.	3.375%	11/1/25	355	342
	Stryker Corp.	3.500%	3/15/26	138	133
	Stryker Corp.	1.950%	6/15/30	85	70
	Stryker Corp.	4.625%	3/15/46	25	22
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	250	248
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	310	257
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	205	148
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	270	179
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	70	45
[3]	Thermo Fisher Scientific Inc.	5.000%	1/31/29	100	100
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	155	137
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	240	194
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	35	35
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	215	153
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	80	66
	UnitedHealth Group Inc.	3.750%	7/15/25	305	299
	UnitedHealth Group Inc.	5.150%	10/15/25	90	90
	UnitedHealth Group Inc.	3.100%	3/15/26	200	192
	UnitedHealth Group Inc.	1.150%	5/15/26	160	147
	UnitedHealth Group Inc.	3.450%	1/15/27	80	77
	UnitedHealth Group Inc.	2.950%	10/15/27	145	135
	UnitedHealth Group Inc.	5.250%	2/15/28	100	102
	UnitedHealth Group Inc.	3.850%	6/15/28	145	139
	UnitedHealth Group Inc.	3.875%	12/15/28	105	101
	UnitedHealth Group Inc.	4.250%	1/15/29	170	166
	UnitedHealth Group Inc.	4.000%	5/15/29	65	62
	UnitedHealth Group Inc.	2.875%	8/15/29	100	90
	UnitedHealth Group Inc.	5.300%	2/15/30	110	112
	UnitedHealth Group Inc.	2.000%	5/15/30	200	167
	UnitedHealth Group Inc.	2.300%	5/15/31	190	158
	UnitedHealth Group Inc.	4.200%	5/15/32	140	132
	UnitedHealth Group Inc.	5.350%	2/15/33	225	230
	UnitedHealth Group Inc.	4.500%	4/15/33	315	302
	UnitedHealth Group Inc.	4.625%	7/15/35	160	154
	UnitedHealth Group Inc.	5.800%	3/15/36	27	28
	UnitedHealth Group Inc.	6.875%	2/15/38	235	273
	UnitedHealth Group Inc.	3.500%	8/15/39	90	72
	UnitedHealth Group Inc.	3.050%	5/15/41	75	55
	UnitedHealth Group Inc.	4.250%	3/15/43	75	65
	UnitedHealth Group Inc.	4.750%	7/15/45	295	269
	UnitedHealth Group Inc.	4.200%	1/15/47	90	75
	UnitedHealth Group Inc.	3.750%	10/15/47	115	89
	UnitedHealth Group Inc.	4.250%	6/15/48	185	154
	UnitedHealth Group Inc.	4.450%	12/15/48	190	164
	UnitedHealth Group Inc.	3.700%	8/15/49	80	61
	UnitedHealth Group Inc.	2.900%	5/15/50	100	65
	UnitedHealth Group Inc.	3.250%	5/15/51	270	189
	UnitedHealth Group Inc.	4.750%	5/15/52	245	220
	UnitedHealth Group Inc.	5.875%	2/15/53	290	308
	UnitedHealth Group Inc.	5.050%	4/15/53	360	341
	UnitedHealth Group Inc.	3.875%	8/15/59	80	60
	UnitedHealth Group Inc.	3.125%	5/15/60	105	68
	UnitedHealth Group Inc.	4.950%	5/15/62	160	146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	6.050%	2/15/63	295	319
	UnitedHealth Group Inc.	5.200%	4/15/63	200	191
	Utah Acquisition Sub Inc.	3.950%	6/15/26	150	143
	Utah Acquisition Sub Inc.	5.250%	6/15/46	185	144
	Viatris Inc.	1.650%	6/22/25	175	164
	Viatris Inc.	2.700%	6/22/30	105	85
	Viatris Inc.	3.850%	6/22/40	70	49
	Viatris Inc.	4.000%	6/22/50	105	68
	Wyeth LLC	6.500%	2/1/34	210	229
	Wyeth LLC	5.950%	4/1/37	225	237
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	125	122
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	90	73
	Zoetis Inc.	4.500%	11/13/25	100	98
	Zoetis Inc.	3.000%	9/12/27	120	112
	Zoetis Inc.	2.000%	5/15/30	80	66
	Zoetis Inc.	5.600%	11/16/32	40	41
	Zoetis Inc.	4.700%	2/1/43	200	179
					69,213
Industrials (2.0%)
	Amphenol Corp.	2.800%	2/15/30	130	114
	Amphenol Corp.	2.200%	9/15/31	50	40
	Carrier Global Corp.	2.242%	2/15/25	220	211
[2]	Carrier Global Corp.	5.800%	11/30/25	125	126
	Carrier Global Corp.	2.493%	2/15/27	150	138
	Carrier Global Corp.	2.722%	2/15/30	230	198
	Carrier Global Corp.	2.700%	2/15/31	35	29
[2]	Carrier Global Corp.	5.900%	3/15/34	130	134
	Carrier Global Corp.	3.377%	4/5/40	145	109
	Carrier Global Corp.	3.577%	4/5/50	310	221
[2]	Carrier Global Corp.	6.200%	3/15/54	130	137
	Deere & Co.	3.900%	6/9/42	180	153
	Deere & Co.	3.750%	4/15/50	95	77
	FedEx Corp.	3.250%	4/1/26	140	134
	FedEx Corp.	3.100%	8/5/29	125	113
	FedEx Corp.	4.250%	5/15/30	215	204
	FedEx Corp.	2.400%	5/15/31	65	54
	FedEx Corp.	3.250%	5/15/41	125	91
	FedEx Corp.	5.100%	1/15/44	85	77
	FedEx Corp.	4.750%	11/15/45	130	112
	FedEx Corp.	4.550%	4/1/46	200	168
	FedEx Corp.	4.400%	1/15/47	75	61
	FedEx Corp.	4.050%	2/15/48	130	100
	FedEx Corp.	4.950%	10/17/48	105	93
	FedEx Corp.	5.250%	5/15/50	125	116
	Illinois Tool Works Inc.	2.650%	11/15/26	95	90
	Illinois Tool Works Inc.	3.900%	9/1/42	135	113
	Ingersoll Rand Inc.	5.700%	8/14/33	120	122
[1]	John Deere Capital Corp.	1.250%	1/10/25	130	125
[1]	John Deere Capital Corp.	3.450%	3/13/25	125	123
[1]	John Deere Capital Corp.	3.400%	6/6/25	235	229
[1]	John Deere Capital Corp.	4.050%	9/8/25	85	84
[1]	John Deere Capital Corp.	4.800%	1/9/26	150	150
[1]	John Deere Capital Corp.	0.700%	1/15/26	160	147
[1]	John Deere Capital Corp.	4.150%	9/15/27	120	117
[1]	John Deere Capital Corp.	4.750%	1/20/28	160	159
[1]	John Deere Capital Corp.	4.950%	7/14/28	300	301
[1]	John Deere Capital Corp.	4.700%	6/10/30	118	117
[1]	John Deere Capital Corp.	5.150%	9/8/33	120	121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LKQ Corp.	5.750%	6/15/28	95	94
	Otis Worldwide Corp.	2.056%	4/5/25	158	151
	Otis Worldwide Corp.	2.565%	2/15/30	185	158
	Otis Worldwide Corp.	3.362%	2/15/50	80	57
	Republic Services Inc.	3.950%	5/15/28	85	81
	Republic Services Inc.	1.750%	2/15/32	50	39
	Republic Services Inc.	5.000%	4/1/34	135	132
	Southwest Airlines Co.	5.250%	5/4/25	235	234
	Southwest Airlines Co.	5.125%	6/15/27	290	287
	Trane Technologies Financing Ltd.	3.800%	3/21/29	115	108
	Trimble Inc.	6.100%	3/15/33	80	81
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	243	241
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	120	115
	United Parcel Service Inc.	3.900%	4/1/25	219	215
	United Parcel Service Inc.	3.050%	11/15/27	195	183
	United Parcel Service Inc.	3.400%	3/15/29	112	105
	United Parcel Service Inc.	4.450%	4/1/30	117	115
	United Parcel Service Inc.	4.875%	3/3/33	145	144
	United Parcel Service Inc.	6.200%	1/15/38	200	219
	United Parcel Service Inc.	3.750%	11/15/47	50	39
	United Parcel Service Inc.	4.250%	3/15/49	91	77
	United Parcel Service Inc.	5.300%	4/1/50	200	199
	United Parcel Service Inc.	5.050%	3/3/53	180	173
	Waste Connections Inc.	4.200%	1/15/33	110	102
	Waste Connections Inc.	2.950%	1/15/52	135	87
	Waste Management Inc.	3.150%	11/15/27	310	291
	Waste Management Inc.	4.875%	2/15/29	100	100
	Waste Management Inc.	1.500%	3/15/31	80	63
	Waste Management Inc.	4.150%	4/15/32	60	57
	Waste Management Inc.	4.875%	2/15/34	160	157
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	125	118
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	160	155
	WW Grainger Inc.	4.600%	6/15/45	135	121
					9,506
Materials (1.1%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	195	165
	Air Products and Chemicals Inc.	2.700%	5/15/40	45	32
	Air Products and Chemicals Inc.	2.800%	5/15/50	50	33
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	70	61
	Berry Global Inc.	1.570%	1/15/26	220	202
	Carlisle Cos. Inc.	2.750%	3/1/30	115	97
	Celanese US Holdings LLC	6.050%	3/15/25	69	69
	Celanese US Holdings LLC	6.165%	7/15/27	280	283
	Celanese US Holdings LLC	6.350%	11/15/28	160	164
	Celanese US Holdings LLC	6.330%	7/15/29	125	127
	Celanese US Holdings LLC	6.550%	11/15/30	120	123
	Celanese US Holdings LLC	6.379%	7/15/32	105	107
	Celanese US Holdings LLC	6.700%	11/15/33	120	124
	CF Industries Inc.	5.150%	3/15/34	110	104
	CF Industries Inc.	4.950%	6/1/43	100	85
	CF Industries Inc.	5.375%	3/15/44	75	67
	DuPont de Nemours Inc.	4.493%	11/15/25	270	266
	DuPont de Nemours Inc.	4.725%	11/15/28	270	267
	DuPont de Nemours Inc.	5.319%	11/15/38	210	205
	DuPont de Nemours Inc.	5.419%	11/15/48	270	263
	Eagle Materials Inc.	2.500%	7/1/31	145	118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntsman International LLC	4.500%	5/1/29	90	83
	International Flavors & Fragrances Inc.	5.000%	9/26/48	125	100
	Martin Marietta Materials Inc.	2.400%	7/15/31	10	8
	Martin Marietta Materials Inc.	3.200%	7/15/51	100	67
	Newmont Corp.	2.250%	10/1/30	95	79
	Newmont Corp.	2.600%	7/15/32	120	98
	Newmont Corp.	6.250%	10/1/39	105	110
	Newmont Corp.	4.875%	3/15/42	150	137
	Nutrien Ltd.	4.200%	4/1/29	140	133
	Nutrien Ltd.	5.000%	4/1/49	109	94
	Nutrien Ltd.	5.800%	3/27/53	105	103
	Sherwin-Williams Co.	3.450%	6/1/27	155	147
	Sherwin-Williams Co.	2.950%	8/15/29	129	115
	Sherwin-Williams Co.	4.500%	6/1/47	180	152
	Suzano Austria GmbH	6.000%	1/15/29	225	223
	Suzano Austria GmbH	5.000%	1/15/30	125	117
	Suzano Austria GmbH	3.750%	1/15/31	145	122
[1]	Suzano Austria GmbH	3.125%	1/15/32	85	68
	Vulcan Materials Co.	3.500%	6/1/30	100	89
	WRKCo Inc.	4.900%	3/15/29	165	162
					5,169
Real Estate (1.8%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	170	147
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	105	79
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	123	90
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	105	83
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	100	60
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	105	71
	American Tower Corp.	4.000%	6/1/25	130	127
	American Tower Corp.	3.375%	10/15/26	195	184
	American Tower Corp.	2.750%	1/15/27	70	64
	American Tower Corp.	3.550%	7/15/27	160	150
	American Tower Corp.	3.800%	8/15/29	240	220
	American Tower Corp.	2.900%	1/15/30	130	112
	American Tower Corp.	2.100%	6/15/30	90	73
	American Tower Corp.	1.875%	10/15/30	120	94
	American Tower Corp.	5.650%	3/15/33	50	50
	American Tower Corp.	5.550%	7/15/33	50	49
	American Tower Corp.	5.900%	11/15/33	125	127
	American Tower Corp.	3.100%	6/15/50	145	91
	American Tower Corp.	2.950%	1/15/51	150	92
	Boston Properties LP	3.200%	1/15/25	65	63
	Boston Properties LP	3.650%	2/1/26	180	170
	Boston Properties LP	2.750%	10/1/26	135	122
	Boston Properties LP	6.750%	12/1/27	35	36
	Boston Properties LP	4.500%	12/1/28	160	147
	Boston Properties LP	3.400%	6/21/29	148	126
	Boston Properties LP	3.250%	1/30/31	160	130
	Boston Properties LP	2.550%	4/1/32	120	89
	Boston Properties LP	2.450%	10/1/33	100	70
	Boston Properties LP	6.500%	1/15/34	15	15
	Brixmor Operating Partnership LP	4.125%	5/15/29	50	46
	Brixmor Operating Partnership LP	4.050%	7/1/30	175	157
	Camden Property Trust	2.800%	5/15/30	120	103
	CBRE Services Inc.	5.950%	8/15/34	120	119
	Crown Castle Inc.	4.450%	2/15/26	70	68
	Crown Castle Inc.	3.700%	6/15/26	100	96
	Crown Castle Inc.	1.050%	7/15/26	180	160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle Inc.	2.900%	3/15/27	50	46
	Crown Castle Inc.	3.650%	9/1/27	100	93
	Crown Castle Inc.	5.000%	1/11/28	45	44
	Crown Castle Inc.	3.800%	2/15/28	100	93
	Crown Castle Inc.	3.300%	7/1/30	130	113
	Crown Castle Inc.	2.250%	1/15/31	75	60
	Crown Castle Inc.	2.100%	4/1/31	175	138
	Crown Castle Inc.	2.500%	7/15/31	60	48
	Crown Castle Inc.	5.100%	5/1/33	85	81
	Crown Castle Inc.	2.900%	4/1/41	160	108
	Crown Castle Inc.	3.250%	1/15/51	127	82
	Digital Realty Trust LP	3.700%	8/15/27	175	165
	Digital Realty Trust LP	5.550%	1/15/28	110	110
	Digital Realty Trust LP	3.600%	7/1/29	120	108
	Equinix Inc.	3.200%	11/18/29	165	146
	Equinix Inc.	2.150%	7/15/30	94	76
	Equinix Inc.	2.500%	5/15/31	90	73
	Equinix Inc.	3.900%	4/15/32	140	124
	ERP Operating LP	4.500%	7/1/44	85	70
	Healthcare Realty Holdings LP	2.000%	3/15/31	115	89
	Healthpeak OP LLC	3.000%	1/15/30	105	90
	Healthpeak OP LLC	5.250%	12/15/32	100	97
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	60	51
	Prologis LP	4.875%	6/15/28	55	54
	Prologis LP	2.250%	4/15/30	125	104
	Prologis LP	1.250%	10/15/30	80	62
	Prologis LP	4.750%	6/15/33	75	72
	Prologis LP	5.125%	1/15/34	85	84
	Prologis LP	5.250%	6/15/53	125	118
	Realty Income Corp.	3.250%	1/15/31	165	143
	Realty Income Corp.	5.625%	10/13/32	130	131
	Sabra Health Care LP	3.200%	12/1/31	95	74
	Simon Property Group LP	3.500%	9/1/25	150	145
	Simon Property Group LP	3.300%	1/15/26	220	211
	Simon Property Group LP	3.250%	11/30/26	50	47
	Simon Property Group LP	3.375%	6/15/27	70	66
	Simon Property Group LP	3.375%	12/1/27	145	135
	Simon Property Group LP	1.750%	2/1/28	50	44
	Simon Property Group LP	2.450%	9/13/29	195	167
	Simon Property Group LP	2.650%	7/15/30	120	102
	Simon Property Group LP	3.250%	9/13/49	133	88
	Simon Property Group LP	3.800%	7/15/50	60	43
	Sun Communities Operating LP	2.700%	7/15/31	165	131
	Ventas Realty LP	4.400%	1/15/29	110	103
	Welltower OP LLC	4.000%	6/1/25	251	245
	Welltower OP LLC	4.250%	4/15/28	160	153
	Welltower OP LLC	3.100%	1/15/30	125	108
	Welltower OP LLC	2.800%	6/1/31	20	17
					8,432
Technology (11.6%)
	Adobe Inc.	3.250%	2/1/25	120	118
	Adobe Inc.	2.150%	2/1/27	150	139
	Adobe Inc.	2.300%	2/1/30	160	139
	Apple Inc.	2.750%	1/13/25	195	190
	Apple Inc.	2.500%	2/9/25	270	262
	Apple Inc.	1.125%	5/11/25	385	364
	Apple Inc.	3.200%	5/13/25	175	171
	Apple Inc.	0.550%	8/20/25	135	126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	0.700%	2/8/26	300	275
	Apple Inc.	3.250%	2/23/26	475	460
	Apple Inc.	4.421%	5/8/26	35	35
	Apple Inc.	2.450%	8/4/26	270	255
	Apple Inc.	2.050%	9/11/26	277	258
	Apple Inc.	3.350%	2/9/27	260	250
	Apple Inc.	3.200%	5/11/27	205	196
	Apple Inc.	3.000%	6/20/27	220	208
	Apple Inc.	2.900%	9/12/27	280	264
	Apple Inc.	3.000%	11/13/27	115	109
	Apple Inc.	1.200%	2/8/28	250	218
	Apple Inc.	4.000%	5/10/28	140	137
	Apple Inc.	1.400%	8/5/28	255	221
	Apple Inc.	3.250%	8/8/29	120	112
	Apple Inc.	2.200%	9/11/29	225	198
	Apple Inc.	1.650%	5/11/30	270	225
	Apple Inc.	1.250%	8/20/30	150	121
	Apple Inc.	1.650%	2/8/31	310	254
	Apple Inc.	1.700%	8/5/31	100	81
	Apple Inc.	3.350%	8/8/32	375	341
	Apple Inc.	4.300%	5/10/33	100	99
	Apple Inc.	4.500%	2/23/36	198	196
	Apple Inc.	2.375%	2/8/41	175	123
	Apple Inc.	3.850%	5/4/43	310	265
	Apple Inc.	4.450%	5/6/44	75	70
	Apple Inc.	3.450%	2/9/45	130	103
	Apple Inc.	4.375%	5/13/45	300	272
	Apple Inc.	4.650%	2/23/46	450	425
	Apple Inc.	3.850%	8/4/46	285	239
	Apple Inc.	4.250%	2/9/47	100	90
	Apple Inc.	3.750%	9/12/47	220	179
	Apple Inc.	3.750%	11/13/47	145	118
	Apple Inc.	2.950%	9/11/49	240	168
	Apple Inc.	2.650%	5/11/50	315	205
	Apple Inc.	2.400%	8/20/50	225	140
	Apple Inc.	2.650%	2/8/51	320	207
	Apple Inc.	2.700%	8/5/51	225	147
	Apple Inc.	3.950%	8/8/52	250	208
	Apple Inc.	4.850%	5/10/53	100	97
	Apple Inc.	2.550%	8/20/60	90	56
	Apple Inc.	2.800%	2/8/61	320	204
	Apple Inc.	2.850%	8/5/61	265	169
	Apple Inc.	4.100%	8/8/62	210	174
	Applied Materials Inc.	3.300%	4/1/27	186	178
	Applied Materials Inc.	1.750%	6/1/30	80	66
	Applied Materials Inc.	4.350%	4/1/47	145	127
	Applied Materials Inc.	2.750%	6/1/50	20	13
	Autodesk Inc.	2.400%	12/15/31	140	115
	Automatic Data Processing Inc.	3.375%	9/15/25	145	141
	Automatic Data Processing Inc.	1.700%	5/15/28	90	80
	Automatic Data Processing Inc.	1.250%	9/1/30	125	101
	Broadcom Corp.	3.875%	1/15/27	250	240
	Broadcom Corp.	3.500%	1/15/28	110	103
	Broadcom Inc.	3.150%	11/15/25	60	58
	Broadcom Inc.	3.459%	9/15/26	95	91
[2]	Broadcom Inc.	1.950%	2/15/28	110	97
	Broadcom Inc.	4.110%	9/15/28	270	258
[2]	Broadcom Inc.	4.000%	4/15/29	135	126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	4.750%	4/15/29	185	180
	Broadcom Inc.	4.150%	11/15/30	210	194
[2]	Broadcom Inc.	2.450%	2/15/31	330	271
[2]	Broadcom Inc.	4.150%	4/15/32	180	163
	Broadcom Inc.	4.300%	11/15/32	260	239
[2]	Broadcom Inc.	2.600%	2/15/33	280	221
[2]	Broadcom Inc.	3.419%	4/15/33	373	314
[2]	Broadcom Inc.	3.469%	4/15/34	435	362
[2]	Broadcom Inc.	3.137%	11/15/35	345	269
[2]	Broadcom Inc.	3.187%	11/15/36	345	264
[2]	Broadcom Inc.	4.926%	5/15/37	317	290
[2]	Broadcom Inc.	3.500%	2/15/41	355	265
[2]	Broadcom Inc.	3.750%	2/15/51	235	170
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	65	56
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	115	95
	CDW LLC	2.670%	12/1/26	225	206
	CDW LLC	3.569%	12/1/31	245	210
	Cintas Corp. No. 2	3.700%	4/1/27	105	101
	Cintas Corp. No. 2	4.000%	5/1/32	95	88
	Cisco Systems Inc.	2.950%	2/28/26	175	169
	Cisco Systems Inc.	2.500%	9/20/26	230	217
	Cisco Systems Inc.	5.900%	2/15/39	225	240
	Cisco Systems Inc.	5.500%	1/15/40	205	210
	Corning Inc.	4.375%	11/15/57	90	71
	Corning Inc.	5.450%	11/15/79	150	131
	Dell International LLC	5.850%	7/15/25	165	166
	Dell International LLC	6.020%	6/15/26	475	480
	Dell International LLC	4.900%	10/1/26	207	204
	Dell International LLC	5.250%	2/1/28	100	100
	Dell International LLC	5.300%	10/1/29	260	259
	Dell International LLC	5.750%	2/1/33	150	152
	Dell International LLC	8.100%	7/15/36	75	88
	Dell International LLC	3.375%	12/15/41	155	110
	Dell International LLC	8.350%	7/15/46	91	112
	Dell International LLC	3.450%	12/15/51	90	60
	Equifax Inc.	2.600%	12/1/24	160	155
	Equifax Inc.	5.100%	12/15/27	120	119
	Equifax Inc.	2.350%	9/15/31	190	151
	Fidelity National Information Services Inc.	1.150%	3/1/26	130	119
	Fidelity National Information Services Inc.	1.650%	3/1/28	270	235
	Fidelity National Information Services Inc.	2.250%	3/1/31	125	101
	Fidelity National Information Services Inc.	5.100%	7/15/32	80	79
	Fidelity National Information Services Inc.	3.100%	3/1/41	110	77
	Fiserv Inc.	3.850%	6/1/25	60	59
	Fiserv Inc.	3.200%	7/1/26	240	228
	Fiserv Inc.	2.250%	6/1/27	190	172
	Fiserv Inc.	5.450%	3/2/28	110	111
	Fiserv Inc.	4.200%	10/1/28	185	177
	Fiserv Inc.	3.500%	7/1/29	335	306
	Fiserv Inc.	2.650%	6/1/30	110	93
	Fiserv Inc.	5.600%	3/2/33	80	80
	Fiserv Inc.	5.625%	8/21/33	155	156
	Fiserv Inc.	4.400%	7/1/49	252	207
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	275	272
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	105	97
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	154	157
	HP Inc.	2.200%	6/17/25	185	176
	HP Inc.	3.000%	6/17/27	110	102

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HP Inc.	4.750%	1/15/28	40	39
HP Inc.	4.000%	4/15/29	85	80
HP Inc.	2.650%	6/17/31	190	156
HP Inc.	5.500%	1/15/33	160	159
HP Inc.	6.000%	9/15/41	173	173
Intel Corp.	3.400%	3/25/25	235	230
Intel Corp.	3.700%	7/29/25	205	200
Intel Corp.	4.875%	2/10/26	115	115
Intel Corp.	2.600%	5/19/26	95	90
Intel Corp.	3.750%	3/25/27	75	72
Intel Corp.	3.150%	5/11/27	180	170
Intel Corp.	3.750%	8/5/27	180	173
Intel Corp.	4.875%	2/10/28	200	200
Intel Corp.	1.600%	8/12/28	105	91
Intel Corp.	4.000%	8/5/29	120	115
Intel Corp.	2.450%	11/15/29	210	185
Intel Corp.	5.125%	2/10/30	75	76
Intel Corp.	3.900%	3/25/30	170	161
Intel Corp.	2.000%	8/12/31	170	139
Intel Corp.	4.150%	8/5/32	140	133
Intel Corp.	4.000%	12/15/32	130	122
Intel Corp.	5.200%	2/10/33	215	218
Intel Corp.	4.600%	3/25/40	90	84
Intel Corp.	2.800%	8/12/41	135	95
Intel Corp.	4.800%	10/1/41	120	110
Intel Corp.	5.625%	2/10/43	255	259
Intel Corp.	4.900%	7/29/45	205	195
Intel Corp.	4.100%	5/19/46	150	123
Intel Corp.	4.100%	5/11/47	155	126
Intel Corp.	3.734%	12/8/47	300	230
Intel Corp.	3.250%	11/15/49	335	232
Intel Corp.	4.750%	3/25/50	225	200
Intel Corp.	3.050%	8/12/51	175	116
Intel Corp.	4.900%	8/5/52	160	146
Intel Corp.	5.700%	2/10/53	240	244
Intel Corp.	3.100%	2/15/60	80	51
Intel Corp.	4.950%	3/25/60	50	46
Intel Corp.	3.200%	8/12/61	100	64
Intel Corp.	5.050%	8/5/62	90	83
Intel Corp.	5.900%	2/10/63	190	198
International Business Machines Corp.	4.000%	7/27/25	55	54
International Business Machines Corp.	4.500%	2/6/26	105	104
International Business Machines Corp.	3.450%	2/19/26	178	172
International Business Machines Corp.	3.300%	5/15/26	295	283
International Business Machines Corp.	1.700%	5/15/27	215	193
International Business Machines Corp.	4.150%	7/27/27	150	146
International Business Machines Corp.	4.500%	2/6/28	155	152
International Business Machines Corp.	3.500%	5/15/29	375	349
International Business Machines Corp.	1.950%	5/15/30	320	266
International Business Machines Corp.	4.400%	7/27/32	40	38
International Business Machines Corp.	4.750%	2/6/33	30	29
International Business Machines Corp.	4.150%	5/15/39	285	245
International Business Machines Corp.	4.000%	6/20/42	145	120
International Business Machines Corp.	4.250%	5/15/49	335	277
International Business Machines Corp.	2.950%	5/15/50	140	90
International Business Machines Corp.	4.900%	7/27/52	125	113
Intuit Inc.	5.200%	9/15/33	150	151
Intuit Inc.	5.500%	9/15/53	150	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	KLA Corp.	4.100%	3/15/29	45	44
	KLA Corp.	4.650%	7/15/32	100	98
	KLA Corp.	3.300%	3/1/50	160	114
	KLA Corp.	4.950%	7/15/52	150	141
	KLA Corp.	5.250%	7/15/62	90	87
	Lam Research Corp.	3.750%	3/15/26	105	102
	Lam Research Corp.	4.000%	3/15/29	170	164
	Lam Research Corp.	1.900%	6/15/30	65	54
	Lam Research Corp.	4.875%	3/15/49	110	102
	Lam Research Corp.	2.875%	6/15/50	85	56
	Marvell Technology Inc.	2.950%	4/15/31	105	88
	Microchip Technology Inc.	4.250%	9/1/25	155	151
	Micron Technology Inc.	6.750%	11/1/29	45	47
	Micron Technology Inc.	4.663%	2/15/30	125	118
	Micron Technology Inc.	2.703%	4/15/32	220	176
	Micron Technology Inc.	5.875%	2/9/33	95	95
	Microsoft Corp.	2.700%	2/12/25	290	282
	Microsoft Corp.	3.125%	11/3/25	415	402
	Microsoft Corp.	2.400%	8/8/26	470	444
[2]	Microsoft Corp.	3.400%	9/15/26	115	111
	Microsoft Corp.	3.300%	2/6/27	485	467
	Microsoft Corp.	3.500%	2/12/35	300	274
	Microsoft Corp.	3.450%	8/8/36	285	251
	Microsoft Corp.	4.100%	2/6/37	120	113
	Microsoft Corp.	4.450%	11/3/45	195	185
	Microsoft Corp.	3.700%	8/8/46	236	195
	Microsoft Corp.	4.250%	2/6/47	125	115
[4]	Microsoft Corp.	2.525%	6/1/50	750	482
[2]	Microsoft Corp.	2.500%	9/15/50	195	124
	Microsoft Corp.	2.921%	3/17/52	749	518
	Microsoft Corp.	4.500%	2/6/57	100	92
	Microsoft Corp.	2.675%	6/1/60	520	327
	Microsoft Corp.	3.041%	3/17/62	240	163
	Motorola Solutions Inc.	4.600%	5/23/29	160	155
	Motorola Solutions Inc.	2.300%	11/15/30	110	89
	Motorola Solutions Inc.	2.750%	5/24/31	105	86
	NetApp Inc.	1.875%	6/22/25	140	132
	NVIDIA Corp.	3.200%	9/16/26	160	154
	NVIDIA Corp.	1.550%	6/15/28	160	140
	NVIDIA Corp.	2.850%	4/1/30	155	139
	NVIDIA Corp.	2.000%	6/15/31	90	74
	NVIDIA Corp.	3.500%	4/1/40	165	136
	NVIDIA Corp.	3.500%	4/1/50	195	151
	NXP BV	4.300%	6/18/29	225	212
	NXP BV	3.400%	5/1/30	135	119
	NXP BV	2.500%	5/11/31	150	122
	NXP BV	2.650%	2/15/32	90	73
	NXP BV	5.000%	1/15/33	175	167
	NXP BV	3.250%	5/11/41	95	68
	Oracle Corp.	2.500%	4/1/25	425	408
	Oracle Corp.	2.950%	5/15/25	325	314
	Oracle Corp.	5.800%	11/10/25	175	176
	Oracle Corp.	1.650%	3/25/26	340	313
	Oracle Corp.	2.650%	7/15/26	345	323
	Oracle Corp.	2.800%	4/1/27	290	269
	Oracle Corp.	3.250%	11/15/27	325	303
	Oracle Corp.	2.300%	3/25/28	290	258
	Oracle Corp.	6.150%	11/9/29	155	163

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oracle Corp.	2.950%	4/1/30	330	289
Oracle Corp.	4.650%	5/6/30	50	48
Oracle Corp.	2.875%	3/25/31	375	321
Oracle Corp.	6.250%	11/9/32	270	284
Oracle Corp.	4.900%	2/6/33	250	241
Oracle Corp.	4.300%	7/8/34	220	198
Oracle Corp.	3.900%	5/15/35	130	111
Oracle Corp.	3.850%	7/15/36	180	150
Oracle Corp.	3.800%	11/15/37	240	195
Oracle Corp.	6.500%	4/15/38	190	203
Oracle Corp.	6.125%	7/8/39	190	195
Oracle Corp.	3.600%	4/1/40	415	315
Oracle Corp.	5.375%	7/15/40	290	273
Oracle Corp.	3.650%	3/25/41	270	204
Oracle Corp.	4.500%	7/8/44	220	184
Oracle Corp.	4.125%	5/15/45	340	265
Oracle Corp.	4.000%	7/15/46	360	273
Oracle Corp.	4.000%	11/15/47	230	174
Oracle Corp.	3.600%	4/1/50	511	357
Oracle Corp.	3.950%	3/25/51	385	285
Oracle Corp.	6.900%	11/9/52	320	357
Oracle Corp.	5.550%	2/6/53	305	287
Oracle Corp.	4.375%	5/15/55	240	185
Oracle Corp.	3.850%	4/1/60	370	254
Oracle Corp.	4.100%	3/25/61	195	140
Qorvo Inc.	4.375%	10/15/29	105	95
QUALCOMM Inc.	3.450%	5/20/25	175	171
QUALCOMM Inc.	3.250%	5/20/27	252	240
QUALCOMM Inc.	1.300%	5/20/28	60	52
QUALCOMM Inc.	2.150%	5/20/30	285	243
QUALCOMM Inc.	1.650%	5/20/32	220	172
QUALCOMM Inc.	4.650%	5/20/35	85	83
QUALCOMM Inc.	4.800%	5/20/45	145	135
QUALCOMM Inc.	4.300%	5/20/47	255	219
QUALCOMM Inc.	3.250%	5/20/50	100	72
QUALCOMM Inc.	4.500%	5/20/52	115	100
QUALCOMM Inc.	6.000%	5/20/53	160	173
Quanta Services Inc.	2.900%	10/1/30	175	147
RELX Capital Inc.	4.000%	3/18/29	150	143
RELX Capital Inc.	3.000%	5/22/30	75	66
Roper Technologies Inc.	4.200%	9/15/28	145	139
Roper Technologies Inc.	1.750%	2/15/31	100	79
S&P Global Inc.	2.450%	3/1/27	190	176
S&P Global Inc.	2.700%	3/1/29	165	149
S&P Global Inc.	4.250%	5/1/29	150	146
S&P Global Inc.	2.900%	3/1/32	165	141
S&P Global Inc.	3.700%	3/1/52	120	92
Salesforce Inc.	3.700%	4/11/28	230	221
Salesforce Inc.	1.500%	7/15/28	55	48
Salesforce Inc.	1.950%	7/15/31	165	135
Salesforce Inc.	2.700%	7/15/41	150	107
Salesforce Inc.	2.900%	7/15/51	285	189
Salesforce Inc.	3.050%	7/15/61	170	109
ServiceNow Inc.	1.400%	9/1/30	214	170
Texas Instruments Inc.	1.375%	3/12/25	150	143
Texas Instruments Inc.	2.250%	9/4/29	130	114
Texas Instruments Inc.	4.900%	3/14/33	45	45
Texas Instruments Inc.	3.875%	3/15/39	115	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Instruments Inc.	4.150%	5/15/48	220	186
	Texas Instruments Inc.	5.050%	5/18/63	125	118
	TSMC Arizona Corp.	1.750%	10/25/26	245	223
	TSMC Arizona Corp.	3.875%	4/22/27	90	87
	TSMC Arizona Corp.	2.500%	10/25/31	195	161
	TSMC Arizona Corp.	4.250%	4/22/32	140	134
	TSMC Arizona Corp.	3.125%	10/25/41	20	15
	TSMC Arizona Corp.	3.250%	10/25/51	140	100
	TSMC Arizona Corp.	4.500%	4/22/52	100	91
	Verisk Analytics Inc.	4.000%	6/15/25	241	235
	VMware Inc.	4.500%	5/15/25	115	113
	VMware Inc.	1.400%	8/15/26	210	189
	VMware Inc.	3.900%	8/21/27	215	205
	VMware Inc.	1.800%	8/15/28	125	107
	VMware Inc.	4.700%	5/15/30	155	148
	VMware Inc.	2.200%	8/15/31	145	115
	Workday Inc.	3.500%	4/1/27	30	28
	Workday Inc.	3.700%	4/1/29	215	200
	Workday Inc.	3.800%	4/1/32	185	164
	Xilinx Inc.	2.375%	6/1/30	120	102
					53,915
Utilities (0.1%)
	American Water Capital Corp.	4.450%	6/1/32	130	124
	American Water Capital Corp.	6.593%	10/15/37	92	102
	American Water Capital Corp.	3.750%	9/1/47	105	79
	Commonwealth Edison Co.	4.000%	3/1/48	80	63
[2]	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	100	103
	PPL Electric Utilities Corp.	5.250%	5/15/53	95	91
					562
Total Investments (98.6%) (Cost $502,440)					459,854
Other Assets and Liabilities—Net (1.4%)					6,320
Net Assets (100%)					466,174
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the aggregate value was $4,201,000, representing 0.9% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2023.
4	Securities with a value of $35,000 have been segregated as initial margin for open futures contracts.

DAC—Designated Activity Company.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2024	(1)	(123)	(2)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	459,854	—	459,854

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2	—	—	2
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.